                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6511

                      (Investment Company Act File Number)

                       Regions Morgan Keegan Select Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                       Gail C. Jones, Assistant Secretary
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

[Logo of Regions Morgan Keegan Select Funds]

Combined Semi-Annual
Shareholder Report

Dated May 31, 2004

Treasury Money Market Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount
			Value
U.S. Treasury Obligations - 89.7%

		U.S. Treasury Bills - 89.7%(1)

$45,000,000		1.000%, 6/3/2004

			$44,997,758
50,000,000		1.000%, 6/10/2004

			49,988,638
50,000,000		1.000%, 6/17/2004

			49,979,667
55,000,000	(2)	1.000%, 6/24/2004

			54,967,848
110,000,000	(2)	1.000%, 7/1/2004

			109,917,500
70,000,000		1.000%, 7/8/2004

			69,934,068
55,000,000	(2)	1.000%, 7/15/2004

			54,937,667
65,000,000	(2)	1.000%, 7/22/2004

			64,913,938
20,000,000		1.000%, 8/12/2004

			19,962,000
45,000,000		1.000%, 8/19/2004

			44,899,275
30,000,000	(2)	1.000%, 8/26/2004

			29,927,617
30,000,000	(2)	1.000%, 9/2/2004

			29,925,212
25,000,000		1.000%, 9/16/2004

			24,927,552
30,000,000	(2)	1.000%, 9/23/2004

			29,897,400
10,000,000		1.000%, 11/18/2004

			9,937,430
Principal Amount or Shares
			Value
U.S. Treasury Obligations - Continued

$35,000,000		1.000%, 11/26/2004

			$34,768,105
		Total U. S. Treasury Obligations

			723,881,675
Mutual Funds - 30.4%

218,471,447		BNY Institutional Cash Reserves Fund (held as collateral for securities lending)

			218,471,447
9,605,456	(3)	U.S. Treasury Cash Reserves

			9,605,456
5,754,690		Goldman Sachs Fund Square Trust

			5,754,690
11,230,268		Provident Institutional Federal Security Portfolio

			11,230,268

		Total Mutual Funds (at net asset value)
			245,061,861

		Total Investments - 120.1% (at amortized cost)(4)
			968,943,536

		Other Assets and Liabilities - Net - (20.1)%
			(162,440,562)

		Total Net Assets - 100%
			$806,502,974

(1) Yield at date of purchase.

(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(3) Affiliated company.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Government Money Market Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount

			Value
U.S. Government Agencies - 52.1%

		Federal Home Loan Bank - 7.1%(1)

$3,925,000	(2)	1.320%-1.770%, 2/18/2005 - 5/27/2005

			$3,924,687

		Federal Home Loan Mortgage Corporation, Discount Notes - 5.4%(1)

3,000,000	(2)	1.000%, 6/15/2004 - 8/10/2004

			2,996,130

		Federal National Mortgage Association, Discount Notes - 39.6%(1)

22,000,000	(2)	1.000%, 6/3/2004 - 11/10/2004

			21,973,600

		Total U.S. Government Agencies

			28,894,417

U.S. Treasury Obligations - 3.6%

		U.S. Treasury Bill - 3.6%

2,000,000	(2)	1.000%, 8/12/2004

			1,995,920
Principal Amount

			Value
Repurchase Agreements - 46.2%

$12,669,780		Repurchase agreement with Fuji Government Securities, Inc., 0.930%, dated 5/28/2004, to be repurchased at $12,671,089 on 6/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2016, collateral market value of $13,310,010

			$12,669,780
13,000,000		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $13,001,416 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2011, collateral market value of $13,267,356

			13,000,000

		Total Repurchase Agreements
			25,669,780

		Total Investments - 101.9% (at amortized cost)(3)
			56,560,117

		Other Assets and Liabilities - Net - (1.9)%
			(1,076,086)

		Total Net Assets - 100%
			$55,484,031

(1) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(2) Yield at date of purchase

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
Corporate Bonds - 12.8%
		Capital Markets - 1.1%
$2,000,000		Merrill Lynch & Co., Inc., 4.540%, 3/8/2005	$2,042,620

		Commercial Banks - 1.2%
2,000,000	(1)	Bank of America Corp., 5.250%, 2/1/2007	2,088,140

		Computers & Peripherals - 1.5%
2,500,000		International Business Machines Corp., 4.875%, 10/1/2006	2,593,525

		Consumer Finance - 1.8%
3,000,000		Household Finance Corp., 5.750%, 1/30/2007	3,173,460

		Diversified Financial Services - 3.5%
2,000,000		General Electric Capital Corp., 2.850%, 1/30/2006	2,010,000
2,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	2,103,840
2,000,000		International Lease Finance Corp., 4.375%, 12/15/2005	2,050,620

		Total	6,164,460

		Household Products - 1.2%
2,000,000	(1)	Procter & Gamble Co., 6.600%, 12/15/2004	2,052,060

		Oil & Gas - 1.1%
2,000,000		ChevronTexaco Corp., 6.625%, 10/1/2004	2,034,380

		Pharmaceuticals - 1.4%
2,500,000		Pfizer, Inc., 2.500%, 3/15/2007	2,448,275

		Total Corporate Bonds (identified cost $22,099,620)	22,596,920

Government Agencies - 53.9%
		Federal Home Loan Banks - 15.5%(2)
5,000,000	(1)	2.875%, 9/15/2006	4,983,300
5,000,000		3.250%, 8/15/2005	5,064,750
3,000,000		4.000%, 2/15/2005	3,048,270
3,500,000		4.125%, 5/13/2005	3,571,365
3,500,000		4.375%, 2/15/2005	3,565,485
Principal Amount			Value
Government Agencies - Continued
		Federal Home Loan Banks - Continued
$3,000,000		4.625%, 8/13/2004	$3,020,850
3,000,000		5.000%, 5/10/2007	3,079,290
1,000,000		7.760%, 3/9/2010	1,041,760

		Total	27,375,070

		Federal Home Loan Mortgage Corporation - 16.1%(2)
3,000,000		2.850%, 2/23/2007	2,959,590
5,000,000		3.000%, 5/26/2006	5,001,350
3,000,000		3.050%, 1/19/2007	2,978,970
5,000,000	(1)	3.500%, 9/15/2007	4,993,150
2,000,000		3.500%, 2/13/2008	1,974,260
2,500,000		3.625%, 9/15/2008	2,461,700
5,000,000		4.500%, 10/27/2008	5,046,500
2,000,000		4.560%, 7/18/2007	2,056,240
1,000,000		4.625%, 7/18/2007	1,024,150

		Total	28,495,910

		Federal National Mortgage Association - 22.3%(2)
4,000,000		2.100%, 4/19/2006	3,959,200
2,000,000		2.150%, 7/28/2006	1,966,340
2,000,000		2.500%, 6/15/2008	1,898,740
5,000,000	(1)	2.875%, 10/15/2005	5,041,450
3,000,000		2.950%, 12/6/2005	3,017,040
3,000,000		3.750%, 5/17/2007	3,006,120
2,000,000		4.250%, 8/20/2009	1,974,820
4,000,000	(1)	4.375%, 10/15/2006	4,120,560
5,000,000		5.000%, 3/21/2007	5,117,550
5,000,000		5.150%, 5/3/2007	5,136,800
4,000,000		6.500%, 8/15/2004	4,043,840

		Total	39,282,460

		Total Government Agencies (identified cost $95,462,182)	95,153,440

U.S. Treasury - 26.1%
		U.S. Treasury Notes - 26.1%
3,000,000	(1)	1.875%, 12/31/2005	2,981,250
3,000,000	(1)	2.250%, 4/30/2006	2,988,270
Principal Amount			Value
U.S. Treasury - Continued
		U.S. Treasury Notes - Continued
$5,000,000	(1)	2.250%, 2/15/2007	$4,913,300
4,000,000	(1)	2.375%, 8/15/2006	3,976,240
5,000,000	(1)	3.000%, 11/15/2007	4,961,700
5,000,000	(1)	3.125%, 5/15/2007	5,009,400
6,000,000	(1)	3.250%, 8/15/2007	6,019,680
8,000,000	(1)	3.500%, 11/15/2006	8,130,000
3,000,000	(1)	4.625%, 5/15/2006	3,120,480
4,000,000	(1)	6.000%, 8/15/2004	4,040,800

		Total U.S. Treasury (identified cost $46,617,573)	46,141,120

Shares or Principal Amount			Value
Mutual Fund - 22.5%
39,660,147		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $39,660,147)	$39,660,147

Repurchase Agreement - 6.4%
$11,239,789		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $11,241,013 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 3/31/2005, collateral market value of $11,467,405 (at amortized cost of $11,239,789)	11,239,789

		Total Investments - 121.7% (identified cost $215,079,311)(3)	214,791,416

		Other Assets and Liabilities - Net - (21.7)%	(38,346,486)

		Total Net Assets - 100%	$176,444,930

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(3) The cost of investments for federal tax purposes amounts to $215,264,723.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
Corporate Bonds - 35.2%
		Consumer Discretionary - 1.0%
		Media - 1.0%
$3,000,000		Washington Post Co., Note, 5.50%, 2/15/2009	$3,174,480

		Consumer Staples - 3.8%
		Food Products - 2.7%
3,000,000	(1)	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,242,070
5,000,000		Sara Lee Corp., Note, 5.95%, 1/20/2005	5,121,200

		Total	8,363,270

		Personal Products - 1.1%
3,000,000		Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,254,940

		Total Consumer Staples	11,618,210

		Energy - 3.2%
		Oil & Gas - 3.2%
2,000,000		Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,159,020
4,500,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	4,617,000
3,000,000		ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,051,570

		Total Energy	9,827,590

		Financials - 21.0%
		Capital Markets - 4.7%
5,000,000		J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	5,395,100
4,000,000	(1)	Merrill Lynch & Co., Inc., Note, 2.94%, 1/30/2006	4,019,920
5,000,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,916,450

		Total	14,331,470

		Commercial Banks - 2.3%
3,000,000	(1)	Bank of America Corp., 3.875%, 1/15/2008	3,009,870
4,000,000	(1)	Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,230,400

		Total	7,240,270

Principal Amount			Value
Corporate Bonds - Continued
		Consumer Finance - 6.0%
$5,000,000		American General Finance Corp., Note, Series MTN, 4.625%, 9/1/2010	$4,942,500
5,000,000		Household Finance Corp., Note, 4.625%, 1/15/2008	5,102,000
8,000,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	8,462,560

		Total	18,507,060

		Diversified Financial Services - 8.0%
3,000,000		Citigroup, Inc., Note, 3.50%, 2/1/2008	2,960,760
4,000,000	(1)	Citigroup, Inc., Note, 4.125%, 6/30/2005	4,069,240
4,000,000		General Electric Capital Corp., Note (Series A), 5.45%, 1/15/2013	4,054,160
4,000,000	(1)	General Electric Capital Corp., Note (Series MTNA), 5.375%, 3/15/2007	4,207,680
6,000,000		International Lease Finance Corp., Note, 4.50%, 5/1/2008	6,068,100
3,000,000		International Lease Finance Corp., Note, 5.625%, 6/1/2007	3,151,710

		Total	24,511,650

		Total Financials	64,590,450

		HealthCare - 2.1%
		Pharmaceuticals - 2.1%
6,500,000	(1)	Pfizer, Inc., Note, 2.50%, 3/15/2007	6,365,515

		Industrials - 1.7%
		Electrical Equipment - 1.7%
5,000,000		Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	5,331,400

		Informational Technology - 1.2%
		Computers & Peripherals - 1.2%
3,500,000		International Business Machines Corp., 4.875%, 10/1/2006	3,630,935

Principal Amount			Value
Corporate Bonds - Continued
		Telecommunication Services - 1.2%
		Diversified Telecommunication Services - 1.2%
$4,000,000		Verizon Global Funding, Note, 4.375%, 6/1/2013	$3,672,680

		Total Corporate Bonds (identified cost $106,107,710)	108,211,260

Government Agencies - 36.6%
		Federal Farm Credit System - 3.4%(2)
3,000,000		5.25%, 12/28/2005	3,130,350
5,000,000		5.79%, 3/15/2006	5,271,150
2,000,000		6.50%, 9/29/2006	2,154,880

		Total	10,556,380

		Federal Home Loan Bank - 11.5%(2)
2,500,000		4.125%, 5/13/2005	2,550,975
5,000,000		5.375%, 2/15/2006	5,229,650
2,000,000		5.615%, 3/1/2006	2,100,220
5,000,000		5.80%, 3/30/2009	5,344,500
3,000,000		5.875%, 11/15/2007	3,216,420
2,000,000		5.875%, 2/15/2011	2,133,220
2,005,000	(1)	6.375%, 8/15/2006	2,149,761
5,000,000		6.50%, 11/15/2006	5,396,700
7,000,000		7.125%, 2/15/2005	7,265,230

		Total	35,386,676

		Federal Home Loan Mortgage Corporation - 10.9%(2)
3,000,000		2.85%, 2/23/2007	2,959,590
4,000,000		4.56%, 7/18/2007	4,112,480
4,000,000		4.625%, 7/18/2007	4,096,600
4,000,000	(1)	5.75%, 4/15/2008	4,278,960
4,000,000	(1)	5.75%, 3/15/2009	4,264,840
1,750,000		6.00%, 6/15/2011	1,873,690
3,000,000	(1)	6.375%, 8/1/2011	3,150,360
4,000,000		6.625%, 9/15/2009	4,423,880
2,000,000		7.00%, 7/15/2005	2,108,460
2,000,000		7.30%, 12/8/2014	2,155,400

		Total	33,424,260

Principal Amount			Value
Government Agencies - Continued
		Federal National Mortgage Association - 10.8%(2)
$5,000,000		3.75%, 5/17/2007	$5,010,200
6,000,000	(1)	5.00%, 1/15/2007	6,270,720
5,000,000		5.01%, 2/14/2007	5,106,250
3,000,000	(1)	5.25%, 4/15/2007	3,155,400
4,850,000		5.625%, 2/28/2012	4,930,170
4,000,000	(1)	6.00%, 5/15/2008	4,310,360
4,000,000	(1)	6.625%, 9/15/2009	4,423,880

		Total	33,206,980

		Total Government Agencies (identified cost $108,166,155)	112,574,296

Mortgage Backed Securities - 13.1%
		Government National Mortgage Association - 13.1%
4,589,663		5.00%, 7/15/2018	4,618,348
4,758,650		5.00%, 11/15/2018	4,782,443
5,000,000		5.00%, 11/15/2018	5,025,000
2,847,321		5.50%, 2/15/2018	2,918,504
2,696,374		5.50%, 2/15/2018	2,763,783
3,567,988		5.50%, 12/15/2032	3,546,794
1,558,079		5.50%, 12/15/2032	1,547,359
4,155,547		5.50%, 1/15/2033	4,126,957
3,670,571		6.00%, 12/15/2031	3,753,159
2,130,986		6.00%, 12/15/2032	2,170,942
1,578,404		6.50%, 6/15/2031	1,641,541
3,360,143		6.50%, 9/15/2032	3,491,390

		Total	40,386,220

		Total Mortgage Backed Securities (identified cost $41,038,146)	40,386,220

U.S. Treasury - 11.9%
		U.S. Treasury Notes - 11.9%
10,140,000		2.00%, 01/15/2014	10,157,441
7,000,000	(1)	3.25%, 1/15/2009	6,858,880
7,000,000	(1)	4.00%, 11/15/2012	6,756,120
7,000,000	(1)	4.25%, 11/15/2013	6,792,170
6,000,000		4.75%, 5/15/2014	6,047,820

		Total	36,612,431

		Total U.S. Treasury Notes (identified cost $38,451,341)	36,612,431

Shares			Value
Mutual Fund - 16.3%
50,202,149		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $50,202,149)	$50,202,149

Principal Amount			Value
Repurchase Agreement - 2.5%
$7,633,540		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $7,634,371 on 6/1/2004, collateralized by a U.S. Treasury Obligations with various maturities to 8/15/2012, collateral market value of $7,790,382 ( at amortized cost of $7,633,540)	$7,633,540

		Total Investment - 115.6% (identified cost $351,599,041)(3)	355,619,896

		Other Assets And Liabilites - Net - (15.6)%	(47,884,449)

		Total Net Assets - 100%	$307,735,447

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3) The cost of investments for federal tax purposes amounts to $351,599,041.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Intermediate Tax Exempt Bond Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - 97.4%
		Alabama - 33.2%
$135,000		Alabama HFA Single Family, Revenue Bonds, 4.80% (GNMA LOC)/(Original Issue Yield: 4.80%), 10/1/2006	Aaa	$138,554
100,000		Alabama HFA Single Family, Revenue Bonds, 5.45% (GNMA Collateralized Home Mortgage Program LOC)/(Original Issue Yield: 5.45%), 10/1/2007	Aaa	103,258
250,000		Alabama State Public School & College Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.85%), 11/1/2006	AAA/Aa3	262,060
500,000		Alabama Water PCA, Revenue Bonds, 4.75% (AMBAC LOC)/(Original Issue Yield: 4.90%), 8/15/2014	AAA/Aaa	515,845
500,000		Anniston, AL Waterworks & Sewer Board, Refunding Revenue Bonds, 4.00%, 6/1/2006	AAA/Aaa	518,835
430,000		Athens, AL, General Obligation Unlimited Warrants, 4.65% (AMBAC LOC)/(Original Issue Yield: 4.70%), 8/1/2011	Aaa	451,401
500,000		Auburn University, AL, Revenue Bonds, 3.80% (AMBAC LOC)/(Original Issue Yield: 3.90%), 6/1/2006	AAA/Aaa	517,080
175,000		Auburn, AL Water Works Board Water Revenue, Revenue Bonds, 3.80% (Original Issue Yield: 3.80%), 7/1/2006	Aa3	181,254
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$110,000		Auburn, AL Water Works Board Water Revenue, Revenue Bonds, 4.45% (Original Issue Yield: 4.45%), 7/1/2011	Aa3	$115,958
250,000		Auburn, AL, GO UT Warrants, 4.10% (Original Issue Yield: 4.20%), 12/1/2004	AA-/Aa3	253,480
250,000		Auburn, AL, GO UT Warrants, 4.30% (Original Issue Yield: 4.35%), 12/1/2007	AA-/Aa3	263,312
200,000		Auburn, AL, GO UT, 3.90% (Original Issue Yield: 4.00%), 1/1/2008	AA-/Aa3	207,222
250,000		Auburn, AL, GO UT, 4.10% (Original Issue Yield: 4.20%), 12/1/2004	AA-/Aa3	253,480
250,000		Baldwin County, AL, Refunding Bonds, 5.20%, 6/1/2008	AAA/Aaa	268,652
100,000		Birmingham, AL Industrial Water Board, Refunding Revenue Bonds, 6.00%, 7/1/2007	AAA	108,456
115,000		Birmingham, AL Medical Clinic Board, Refunding Revenue Bonds, 7.30%, 7/1/2005	AAA/Aaa	118,731
205,000		Birmingham, AL Medical Clinic Board, Revenue Bonds, 8.30% (Baptist Medical Center, AL), 7/1/2008	AAA/Aaa	225,256
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$500,000		Birmingham, AL Special Care Facilities Financing Authority, Revenue Bonds, 3.70% (AMBAC LOC)/(Original Issue Yield: 33.78%), 6/1/2009	AAA/Aaa	$508,120
250,000		Blount County, AL Water Authority, 4.75% (AMBAC LOC)/(Original Issue Yield: 4.90%), 8/1/2006	AAA/Aaa	263,957
210,000		Chilton, AL Water Authority, Revenue Bonds, 3.70% (FSA LOC)/(Original Issue Yield: 3.70%), 4/1/2006	Aaa	215,823
500,000		Decatur, AL Water Revenue Bonds, GO UT Revenue Bonds, 4.65% (FSA LOC)/(Original Issue Yield: 4.65%), 5/1/2010	AAA/Aaa	532,160
275,000		Dothan, AL, GO UT Warrants, 6.25% (Original Issue Yield: 6.249%), 9/1/2007	Aaa	275,379
200,000		Eufaula, AL, GO UT, 3.90% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.90%), 5/1/2006	AAA/Aaa	206,928
500,000		Homewood, AL, GO LT, 3.625% (Original Issue Yield: 3.65%), 9/1/2008	AA-/Aa3	511,805
500,000		Houston County, AL Board Education Capital Outlay, Special Tax Warrants, 4.57% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.57%), 12/1/2007	AAA/Aaa	531,700
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$300,000		Houston County, AL Hospital Board, Revenue Bonds Special Tax, 6.875% (Original Issue Yield: 6.874%), 4/1/2007	AAA/Aaa	$301,500
500,000		Houston County, AL, 4.95% (AMBAC LOC), 10/15/2007	AAA/Aaa	537,225
250,000		Huntsville, AL Electric Systems, Revenue Bonds, 3.90%, 12/1/2007	AA/Aa3	260,497
250,000		Huntsville, AL Electric Systems, Revenue Bonds, 4.00%, 12/1/2008	AA/Aa3	260,480
500,000		Huntsville, AL Health Care Authority, Revenue Bonds, 4.70% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.70%), 6/1/2012	AAA/Aaa	523,325
500,000		Huntsville, AL Water Systems, Revenue Bonds Warrants, 4.875% (Original Issue Yield: 4.95%), 11/1/2015	AA/Aa3	515,905
500,000		Limestone County, AL Water Authority, 4.70% (AMBAC LOC)/(Original Issue Yield: 4.80%), 12/1/2009	AAA/Aaa	531,085
260,000		Limestone County, AL, GO UT Bonds (Series A), 3.20% (AMBAC LOC), 11/1/2006	AAA/Aaa	266,419
245,000		Limestone County, AL, GO UT Bonds (Series A), 3.40% (AMBAC LOC), 11/1/2007	AAA/Aaa	251,201
500,000		Madison County, AL, GO UT Warrants, 4.55% (Original Issue Yield: 4.642%), 6/1/2005	AA-/Aa3	515,465
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$150,000		Madison, AL Water & Wastewater Board, Revenue Bonds, 4.50% (AMBAC LOC)/(Original Issue Yield: 4.50%), 12/1/2010	AAA/Aaa	$158,180
200,000		Madison, AL, 4.10% (Original Issue Yield: 4.20%), 2/1/2008	AAA/Aaa	208,572
300,000		Madison, AL, 4.20% (Original Issue Yield: 4.30%), 2/1/2009	AAA/Aaa	313,290
250,000		Madison, AL, GO UT Warrants, 3.85% (FSA LOC)/(Original Issue Yield: 3.95%), 2/1/2005	AAA/Aaa	254,133
250,000		Madison, AL, GO UT Warrants, 4.15% (AMBAC LOC), 2/1/2008	AAA/Aaa	260,793
250,000		Mobile, AL, GO UT Warrants, 5.20% (AMBAC LOC)/(Original Issue Yield: 5.30%), 2/15/2010	AAA/Aaa	273,165
120,000		Mobile, AL, GO UT Warrants, 6.20%, 2/15/2007	NR	131,227
500,000		Montgomery, AL, GO UT Warrants (Series A), 5.10% (Original Issue Yield: 5.10%), 10/1/2008	AA/Aa3	538,065
125,000		Opelika, AL, GO UT Warrants (Series A), 5.60% (AMBAC LOC)/(Original Issue Yield: 5.65%), 7/1/2006	AAA/Aaa	126,690
125,000		Opelika, AL, GO UT Warrants (Series A), 5.50% (AMBAC LOC)/(Original Issue Yield: 5.55%), 7/1/2005	AAA/Aaa	126,700
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$100,000		Opelika, AL, GO UT, 4.65% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.65%), 10/1/2005	AAA/Aaa	$103,861
250,000		Oxford, AL, GO UT Warrants, 5.10% (AMBAC LOC)/(Original Issue Yield: 5.15%), 5/1/2008	NR/Aaa	269,563
250,000		Oxford, AL, GO UT Warrants, 5.20% (AMBAC LOC)/(Original Issue Yield: 5.30%), 5/1/2010	NR/Aaa	269,218
250,000		Oxford, AL, GO UT, 5.00% (AMBAC LOC)/(Original Issue Yield: 4.999%), 5/1/2005	Aaa	258,175
250,000		Oxford, AL, GO UT, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.05%), 5/1/2006	Aaa	263,870
205,000		Phenix County, AL Water & Sewer Revenue, Warrants, 4.30% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.30%), 8/15/2004	AAA/Aaa	206,296
250,000		Prattville, AL, GO UT Warrants, 4.00% (MBIA Insurance Corp. LOC), 2/1/2009	NR/Aaa	259,328
225,000		Prattville, AL, GO UT, 3.30% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.30%), 2/1/2006	Aaa	229,608
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$155,000		Scottsboro, AL Waterworks Sewer & Gas Board, Revenue Bonds, 3.80% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.95%), 8/1/2004	AAA/Aaa	$155,668
500,000		Scottsboro, AL Waterworks Sewer & Gas Board, Revenue Bonds, 4.40% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.55%), 8/1/2012	AAA/Aaa	514,020
420,000		Sheffield, AL Electric Revenue, Refunding Revenue Bonds, 4.25% (Original Issue Yield: 4.25%), 7/1/2009	NR/Aaa	439,051
250,000		Shelby County, AL Board of Education, GO LT Warrants, 4.375% (AMBAC LOC)/(Original Issue Yield: 4.45%), 2/1/2007	AAA/Aaa	262,255
250,000		Shelby County, AL Board of Education, GO LT Warrants, 4.50% (AMBAC LOC)/(Original Issue Yield: 4.65%), 2/1/2009	AAA/Aaa	264,423
500,000		Shelby County, AL Board of Education, GO LT, 4.75% (Original Issue Yield: 5.00%), 2/1/2013	AAA/Aaa	520,210
250,000		Southeast Alabama Gas District, Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.35%), 6/1/2011	Aaa	274,035
150,000		Southeast Alabama Gas District (Series A), 5.15% (AMBAC LOC)/(Original Issue Yield: 5.25%), 6/1/2009	Aaa	162,606
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$335,000		Sylacuaga, AL Utilities Board, 4.375% (MBIA Global Funding LLC LOC), 5/1/2006	AAA/Aaa	$349,100
250,000		The Board of Trustees of the University of Alabama, Revenue Bonds, 4.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.65%), 6/1/2004	AAA/Aaa	250,065
500,000		The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC)/(Original Issue Yield: 5.47%), 10/1/2011	AAA/Aaa	544,275
250,000		Trussville, AL, GO UT Warrants, 4.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.60%), 10/1/2006	AAA/Aaa	262,960
250,000		Trussville, AL, GO LT, 3.70% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.70%), 10/1/2005	Aaa	256,650
500,000		Trussville, AL, GO UT, 2.80% (AMBAC LOC)/(Original Issue Yield: 2.80%), 10/1/2008	Aaa	493,640
500,000		Tuscaloosa County, AL, GO UT, 4.00% (Original Issue Yield: 4.10%), 2/15/2009	AA-/Aa3	516,910
150,000		Tuscaloosa County, AL, GO UT, 4.20% (Original Issue Yield: 4.20%), 10/1/2008	AA/Aa2	157,553
625,000		Tuscaloosa County, AL, GO UT Warrants, 4.00% (Original Issue Yield: 4.00%), 10/1/2007	AA/Aa2	652,919
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$245,000		Tuscaloosa, AL City Board of Education, Warrants, 4.55% (Original Issue Yield: 4.65%), 2/15/2010	AAA/Aaa	$252,115
1,000,000		Tuscaloosa, AL, GO UT, 4.50% (Original Issue Yield: 4.60%), 2/15/2013@100)	AA-/Aa3	1,037,900
250,000		Tuscaloosa, AL, GO UT, Warrants, 4.40% (Original Issue Yield: 4.50%), 7/1/2011	Aa3	261,775
250,000		University of North Alabama, 4.65% (Original Issue Yield: 4.75%), 11/1/2007	NR/Aaa	266,330

		Total		23,657,002

		Arizona - 0.3%
250,000		Maricopa County, AZ School District No. 69, GO UT, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.55%), 7/1/2004	AAA/Aaa	250,953

		Arkansas - 3.6%
250,000		Arkansas Development Finance Authority, Revenue Bonds, 4.80% (MBIA Insurance Corp. LOC), 12/1/2004	AAA/Aaa	252,578
250,000		Arkansas Development Finance Authority, Revenue Bonds, 4.80% (MBIA Insurance Corp. LOC), 10/1/2004	AAA/Aaa	252,902
440,000		Arkansas State University Revenue, Revenue Bonds, 4.60% (AMBAC LOC)/(Original Issue Yield: 4.60%), 4/1/2011	AAA/Aaa	455,959
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$250,000		Jonesboro, AR County Water & Light Utility, Revenue Bonds, 5.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.05%), 11/15/2007	AAA/Aaa	$268,357
1,000,000		Little Rock, AR, 4.00%, 4/1/2014	AAA/Aaa	990,570
105,000		Pulaski County, AR Health Facilities Board, Revenue Bonds, 5.90% (Sisters of Charity Health Care System)/(MBIA Insurance Corp. LOC), 11/1/2005	AAA/Aaa	111,264
250,000		University of Arkansas, 4.80%, 12/1/2005	AAA/Aaa	256,308

		Total		2,587,938

		California - 0.7%
200,000		California State Public Works Board, Revenue Bonds, 6.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.10%), 11/1/2006	AAA/Aaa	207,594
250,000		Los Angeles, CA Unified School District, GO UT, 4.40% (Original Issue Yield: 4.45%), 7/1/2008	AAA/Aaa	264,910

		Total		472,504

		Connecticut - 0.7%
250,000		East Haven, CT, GO UT, 5.00% (FGIC LOC)/(Original Issue Yield: 5.10%), 9/1/2007	AAA/Aaa	260,705
250,000		New Haven, CT, GO UT Bonds, 5.00% (AMBAC LOC), 8/15/2005	AAA/Aaa	260,210

		Total		520,915

Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
		Florida - 6.3%
$500,000		Collier County, FL, Revenue Bonds, 2.50% (AMBAC LOC)/(Original Issue Yield: 2.54%), 6/1/2008	AAA/Aaa	$491,795
1,000,000		Florida State Board of Education, GO UT, 4.00%, 6/1/2009	AA+/Aa2	1,036,510
1,000,000		JEA, FL Electric System (Series D), 4.40% (Original Issue Yield: 4.53%), 10/1/2018	AA-/Aa3	965,560
250,000		JEA, FL Electric System, Revenue Bonds (Series 3-A), 5.00% (Original Issue Yield: 5.05%), 10/1/2006	AA/Aa2	259,872
250,000		Jacksonville, FL Excise Taxes, 5.65%, 10/1/2005	NR	263,330
1,000,000		Palm Beach County, FL Solid Waste Authority Revenue, Revenue Bonds, 3.00% (AMBAC LOC)/(Original Issue Yield: 3.00%), 10/1/2011	AAA/Aaa	937,500
500,000		Seminole County, FL Gax Tax Revenue, Revenue Bonds, 3.625% (FSA LOC)/(Original Issue Yield: 3.73%), 10/1/2008	AAA/Aaa	512,720

		Total		4,467,287

		Georgia - 16.0%
300,000		Atlanta & Fulton County, GA Recreation Authority, Revenue Bonds, 4.75% (AMBAC LOC)/(Original Issue Yield: 4.85%), 12/1/2010	AAA/Aaa	321,945
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$100,000		Augusta, GA Water & Sewer Revenue Bonds, 4.50% (Original Issue Yield: 4.53%), 10/1/2007	AAA/Aaa	$105,991
500,000		Augusta, GA Water & Sewer Revenue Bonds, Revenue Bonds, 4.00%, 10/1/2012	AAA/Aaa	507,145
250,000		Cherokee County, GA Water & Sewer Authority, 3.60% (Original Issue Yield: 3.70%), 8/1/2005	AAA/Aaa	255,817
250,000		Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 3.90% (FSA LOC)/(Original Issue Yield: 3.96%), 8/1/2007	AAA/Aaa	259,897
250,000		Cherokee County, GA, 4.30% (Original Issue Yield: 4.38%), 8/1/2005	AA/Aa2	257,935
280,000		Clayton County, GA Development Authority, Revenue Bonds, 3.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.70%), 7/1/2008	Aaa	287,232
250,000		Cobb County, GA, GO UT, 5.00% (Original Issue Yield: 4.90%), 1/1/2008	AAA/Aaa	266,397
245,000		Columbia County, GA, GO UT, 3.95% (Original Issue Yield: 3.95%), 2/1/2005	AA-	249,214
300,000		Coweta County, GA Water and Sewerage Authority, Revenue Bonds, 4.00% (Original Issue Yield: 4.04%), 6/1/2007	Aa3	312,795
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$100,000		Dalton, GA Utilities, Revenue Bonds, 5.00% (Original Issue Yield: 4.90%), 1/1/2007	AAA/Aaa	$106,350
150,000		De Kalb County, GA Water & Sewer, Revenue Bonds, 4.50% (Original Issue Yield: 4.55%), 10/1/2006	AA/Aa2	158,092
250,000		Early County, GA, 4.50% (MBIA Insurance Corp. LOC), 6/1/2005	AAA/Aaa	257,320
250,000		Fayette County, GA School District, 4.625% (Original Issue Yield: 4.63%), 3/1/2010	AA/Aa3	266,205
250,000		Fulton County, GA Development Authority, 4.125% (Original Issue Yield: 4.19%), 11/1/2009	AA+/Aa1	260,137
250,000		Fulton County, GA Development Authority, 4.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.65%), 9/1/2006	AAA/Aaa	263,640
250,000		Fulton County, GA Development Authority, Revenue Bonds, 4.30% (Original Issue Yield: 4.32%), 11/1/2008	AA+/Aa1	263,560
1,000,000		Georgia State, Road & Tollway Authority Revenue, Revenue Bonds, 4.00%, 10/1/2008	AAA/Aaa	1,046,000
100,000		Henry County, GA & Henry County Water & Sewer Authority, Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 5.00%), 2/1/2007	AAA/Aaa	106,456
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$500,000		Henry County, GA School District, GO UT, 3.90% (Original Issue Yield: 3.93%), 8/1/2007	AA-/Aa3	$520,725
200,000		Jackson County, GA School District, GO UT, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.60%), 7/1/2007	AAA/Aaa	204,788
195,000		Jackson County, GA Water & Sewer Authority, 4.60% (AMBAC LOC)/(Original Issue Yield: 4.67%), 9/1/2008	AAA/Aaa	207,546
500,000		Jackson County, GA Water & Sewer Authority, GO UT Bonds (Series B), 4.40% (AMBAC LOC)/(Original Issue Yield: 4.50%), 9/1/2004	AAA/Aaa	503,945
200,000		Jackson County, GA Water & Sewer Authority, Revenue Bonds, 4.55% (AMBAC LOC)/(Original Issue Yield: 4.58%), 9/1/2006	AAA/Aaa	210,602
250,000		Macon, GA Water Authority, Revenue Bonds, 4.00%, 10/1/2004	AA-/Aa3	252,268
500,000		Marietta, GA, GO UT, 3.375% (Original Issue Yield: 2.90%), 6/1/2006	AA/Aa3	513,715
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$250,000		Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 5.20% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.20%), 7/1/2009	AAA/Aaa	$268,638
500,000		Private Colleges & Universities Facilities of GA, Revenue Bonds, 4.50% (Original Issue Yield: 4.55%), 11/1/2005	AA/Aa2	519,610
350,000		Private Colleges & Universities Facilities of GA, Revenue Bonds, 4.75% (Original Issue Yield: 4.80%), 11/1/2008	AA/Aa2	375,316
500,000		Roswell, GA, GO UT, 2.50% (Original Issue Yield: 2.25%), 2/1/2007	AAA/Aaa	498,975
500,000		Roswell, GA, GO UT, 4.25% (Original Issue Yield: 4.30%), 2/1/2011	AAA/Aaa	524,440
1,250,000		Savannah, GA Water & Sewage, Revenue Bonds, 2.25% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 1.88%), 12/1/2006	AAA/Aaa	1,251,450

		Total		11,404,146

		Illinois - 0.7%
250,000		Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.15%), 12/1/2007	AAA/Aaa	266,607
250,000		Illinois State, GO UT, 5.125% (FGIC LOC)/(Original Issue Yield: 4.90%), 12/1/2005	AAA/Aaa	262,432

		Total		529,039

Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
		Kansas - 0.7%
$250,000		Kansas City, KS, GO UT, 5.20% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.30%), 9/1/2006	AAA/Aaa	$259,560
250,000		Olathe, KS Water & Sewer System, Refunding Revenue Bonds, 4.80% (AMBAC LOC), 7/1/2006	AAA/Aaa	263,975

		Total		523,535

		Kentucky - 0.4%
250,000		Louisville, KY Public Properties Corp. First Mortgage, Revenue Bonds, 4.55% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.549%), 12/1/2008	AAA/Aaa	266,020

		Louisiana - 1.8%
250,000		Louisiana Public Facilities Authority, Revenue Bonds, 4.625% (FSA LOC)/(Original Issue Yield: 4.65%), 8/1/2007	AAA/Aaa	265,388
125,000		Louisiana State, GO UT, 5.30% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.40%), 8/1/2004	AAA/Aaa	125,866
100,000		Louisiana State, GO UT, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.80%), 8/1/2009	AAA/Aaa	111,229
285,000		Monroe, LA, Revenue Bonds (Series A), 4.60% (AMBAC LOC), 3/1/2007	AAA	300,994
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$500,000		Ouachita Parish, LA West Ouachita Parish School District, GO UT, 4.50% (FSA LOC)/(Original Issue Yield: 4.53%), 3/1/2005	AAA/Aaa	$511,755

		Total		1,315,232

		Massachusetts - 0.8%
250,000		Commonwealth of Massachusetts, Consolidated Loan GO UT Bonds (Series A), 5.00% (Original Issue Yield: 5.25%), 3/1/2010	AA-/Aaa	269,015
250,000		Commonwealth of Massachusetts, Consolidated Loan GO UT Bonds (Series D), 5.25% (Original Issue Yield: 5.40%), 11/1/2010	AAA/Aa2	270,345

		Total		539,360

		Michigan - 0.1%
100,000		Michigan State Housing Development Authority, Revenue Bonds, 5.00% (FHA LOC)/(Original Issue Yield: 6.318%), 4/1/2010	AA+/Aa1	100,077

		Minnesota - 0.4%
275,000		Duluth, MN, GO UT, 4.75% (FGIC LOC)/(Original Issue Yield: 4.85%), 2/1/2008	AAA/Aaa	285,508

		Mississippi - 1.4%
200,000		Columbus, MS Municipal School District, GO UT, 5.80% (AMBAC LOC)/(Original Issue Yield: 5.85%), 8/1/2007	AAA/Aaa	201,434
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$250,000		Harrison County, MS School District, Revenue Bonds, 4.50% (FSA LOC)/(Original Issue Yield: 4.60%), 8/1/2009	AA-/Aaa	$262,107
500,000		Mississippi State (Series C), 3.50% (Original Issue Yield: 3.54%), 8/15/2007	AA/Aa3	514,335

		Total		977,876

		North Carolina - 6.0%
1,000,000		Greensboro, NC, GO UT, 4.00% (Original Issue Yield: 3.80%), 2/1/2013	AAA/Aa1	1,014,470
500,000		Mecklenburg County, NC, GO UT, 4.40% (Original Issue Yield: 4.45%), 2/1/2011	AAA/Aaa	523,315
500,000		Mecklenburg County, NC, GO UT, 4.40% (Original Issue Yield: 4.50%), 2/1/2012	AAA/Aaa	522,225
200,000		Moore County, NC, GO UT Bonds, 4.75% (AMBAC LOC), 6/1/2004	AAA/Aaa	200,058
750,000		Orange County, NC, GO UT Bonds, 3.30% (Original Issue Yield: 3.37%), 6/1/2013	AA+/Aa1	705,945
750,000		Wake County, NC, GO UT, 4.00% (Original Issue Yield: 3.62%), 4/1/2013	AAA/Aaa	760,298
500,000		Winston-Salem, NC Water & Sewer System, 4.875% (Original Issue Yield: 5.00%), 6/1/2015	AAA/Aa2	516,470

		Total		4,242,781

		Ohio - 2.1%
1,500,000		Cleveland County, NC, GO UT, 3.00% (FSA LOC), 6/1/2008	AAA/Aaa	1,511,985
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
		Oklahoma - 0.4%
$300,000		Oklahoma State Capital Improvement Authority, Revenue Bonds, 4.40% (MBIA Insurance Corp. LOC), 12/1/2007	AAA/Aaa	$317,799

		Oregon -1.0%
250,000		Deschutes County, OR, GO UT, 4.70% (FSA LOC), 6/1/2006	AAA/Aaa	262,857
200,000		Multnomah County, OR School District, GO UT Bonds, 5.90% (MBIA Insurance Corp. LOC), 12/1/2009	AAA/Aaa	204,674
200,000		Portland, OR Community College District, Refunding Revenue Bonds, 4.80% (AMBAC LOC), 7/1/2009	AAA/Aaa	212,068

		Total		679,599

		South Carolina - 6.0%
1,250,000		Florence County, SC School District No. 001, GO UT, 2.00% (SCS Transportation, Inc. LOC), 5/1/2006	AA+/Aa1	$1,249,400
500,000		Greenville, SC Waterworks Revenue, Revenue Bonds, 3.90% (Original Issue Yield: 3.95%), 2/1/2013	AAA/Aa1	500,745
1,000,000		Oconee County, SC School District, GO UT, 3.00% (MBIA Insurance Corp. LOC), 3/1/2010	Aaa	975,520
500,000		South Carolina State (Series A), 4.60% (Original Issue Yield: 4.553%), 5/1/2012	AAA/Aaa	526,945
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$1,000,000		South Carolina State, GO UT, 4.00% (Original Issue Yield: 3.91%), 1/1/2014	AAA/Aaa	$1,000,330

		Total		4,252,940

		Tennessee - 5.2%
500,000		Knox County, TN, GO UT, 4.50% (Original Issue Yield: 4.21%), 4/1/2010	AA/Aa2	529,525
500,000		Memphis, TN, GO UT, 3.40% (Original Issue Yield: 3.40%), 11/1/2007	AA/Aa2	512,820
500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Revenue Bonds (Series A), 4.75% (Original Issue Yield: 4.90%), 1/1/2014	AAA/Aaa	515,075
250,000		Rutherford County, TN, GO UT, 4.40% (Original Issue Yield: 4.50%), 4/1/2008	AA/Aa2	264,233
500,000		Shelby County, TN, GO UT, 4.75% (Original Issue Yield: 4.875%), 4/1/2010	AA+/Aa2	536,100
255,000		Tennessee State (Series A), 4.75% (Original Issue Yield: 4.85%), 5/1/2009	AA/Aa2	266,070
500,000		Tullahoma, TN, 4.00% (FGIC LOC), 6/1/2008	Aaa	521,075
250,000		Williamson County, TN, GO UT, 4.65% (Original Issue Yield: 4.67%), 3/1/2008	Aa1	266,308
250,000		Williamson County, TN, GO UT, 4.70% (Original Issue Yield: 4.72%), 3/1/2009	Aa1	267,353

		Total		3,678,559

Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
		Texas - 8.1%
$250,000		Alief, TX Independent School District, GO Bonds, 5.25% (PSFG LOC)/(Original Issue Yield: 5.45%), 2/15/2010	AAA/Aaa	$256,092
1,000,000		Dallas County, TX Community College District, GO LT, 3.625%, 2/15/2013	Aaa	963,880
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	AAA/Aaa	1,011,050
500,000		Fort Worth, TX, GO UT, 4.00% (Original Issue Yield: 3.70%), 3/1/2013	AA+/Aa1	502,255
1,000,000		San Antonio, TX, GO LT, 3.25% (FSA LOC), 2/1/2009	AAA/Aaa	1,001,610
500,000		Tarrant County, TX, GO UT, 3.00% (Original Issue Yield: 2.69%), 7/15/2008	AAA/Aaa	502,775
500,000		Texas State Public Finance Authority, Revenue Bonds, 4.25% (SF Austin University)/(FSA LOC)/(Original Issue Yield: 3.90%), 10/15/2010	NR/Aaa	520,740
500,000		Texas State University System, Revenue Bonds, 3.50% (FSA LOC)/(Original Issue Yield: 3.34%), 3/15/2011	AAA/Aaa	494,995
Principal Amount			Credit Rating(1)	Value
Long-Term Municipals - Continued
$500,000		Tomball, TX, GO UT, 4.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.18%), 2/15/2011	AAA/Aaa	$526,635

		Total		5,780,032

		Utah - 0.3%
200,000		Salt Lake County, UT Service Area No. 2, GO UT, 5.55% (AMBAC LOC)/(Original Issue Yield: 5.65%), 3/1/2008	AAA/Aaa	202,216

		Virginia - 0.4%
250,000		Norfolk, VA, GO UT Bonds, 5.375% (FGIC LOC), 6/1/2011	AAA/Aaa	272,758

		West Virginia - 0.4%
250,000		West Virginia State, GO UT, 4.55%, 2/1/2009	AAA/Aaa	265,503

		Wisconsin - 0.4%
250,000		Wisconsin State Petroleum Inspection Fee, 5.50% (Original Issue Yield: 5.53%), 7/1/2010	AA-/Aa3	265,690

		Total Long-Term Municipals (identified cost $67,875,407)		69,367,254

Mutual Fund - 1.9%
1,320,895	(2)	Tax-Free Obligations Fund ( identified cost $1,320,895)		$1,320,895

		Total Investments - 99.3% (identified cost $69,196,302)(3)		70,688,149

		Other Assets and Liabilities - Net - 0.7%		512,799

		Total Net Assets - 100%		$71,200,948

At May 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax ("AMT").

(1) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.
Current ratings are unaudited.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $69,196,302.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Company

FHA -- Federal Housing Administration

FSA -- Financial Security Assurance

GNMA -- Government National Mortgage Association

GO -- General Obligation

HFA -- Housing Finance Authority

INS -- Insured

LOC -- Letter of Credit

LT -- Limited Tax

PCA -- Pollution Control Authority

PSFG -- Permanent School Fund Guarantee

UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

Balanced Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
Common Stocks - 52.7%
		Consumer Discretionary - 5.9%
		Automobiles - 0.5%
15,000	(1)	General Motors Corp.	$680,850

		Hotels, Restaurants & Leisure - 0.3%
8,000		Outback Steakhouse, Inc.	339,600

		Media - 1.2%
40,000	(1)	Clear Channel Communications, Inc.	1,588,000

		Specialty Retail - 3.4%
24,000		Abercrombie & Fitch Co., Class A	874,320
20,000	(1,2)	Chico's, FAS, Inc.	858,000
30,000	(1)	Gap, Inc. (The)	724,500
20,000		Home Depot, Inc.	718,400
30,000		Limited Brands	579,000
10,000		Lowe's Cos., Inc.	535,700

		Total	4,289,920

		Textiles, Apparel & Luxury Goods - 0.5%
20,000		Liz Claiborne, Inc.	686,000

		Total Consumer Discretionary	7,584,370

		Consumer Staples - 9.0%
		Beverages - 3.3%
20,000		Anheuser-Busch Cos., Inc.	1,065,400
32,000		Coca-Cola Co. (The)	1,643,200
28,000		PepsiCo, Inc.	1,494,360

		Total	4,202,960

		Food & Staples Retailing - 0.8%
24,000		CVS Corp.	1,000,320

		Household Products - 1.2%
14,000		Procter & Gamble Co.	1,509,480

		Personal Products - 1.4%
20,000		Avon Products, Inc.	1,773,200

		Tobacco - 2.3%
50,000		Altria Group, Inc.	2,398,500
16,000		UST, Inc.	597,760

		Total	2,996,260

		Total Consumer Staples	11,482,220

Shares			Value
Common Stocks - Continued
		Energy - 6.5%
		Energy Equipment & Services - 1.4%
32,000	(1)	GlobalSantaFe Corp.	$804,160
20,000	(1,2)	Smith International, Inc.	998,600

		Total	1,802,760

		Oil & Gas - 5.1%
12,000		ChevronTexaco Corp.	1,084,800
26,000		ConocoPhillips	1,906,580
20,000		Devon Energy Corp.	1,187,200
54,000		Exxon Mobil Corp.	2,335,500

		Total	6,514,080

		Total Energy	8,316,840

		Financials - 10.2%
		Capital Markets - 2.2%
20,000	(1,2)	E*Trade Group, Inc.	228,200
20,000	(1)	J.P. Morgan Chase & Co.	736,800
50,000		Janus Capital Group, Inc.	818,500
20,000		Morgan Stanley	1,070,200

		Total	2,853,700

		Commercial Banks - 2.5%
25,000		Bank of America Corp.	2,078,250
20,000		Wells Fargo & Co.	1,176,000

		Total	3,254,250

		Consumer Finance - 1.0%
24,000	(1)	American Express Co.	1,216,800

		Diversified Financial Services - 1.8%
50,000		Citigroup, Inc.	2,321,500

		Insurance - 2.7%
24,000		Aflac, Inc.	974,400
28,000		American International Group, Inc.	2,052,400
10,000	(1)	Marsh & McLennan Cos., Inc.	441,200

		Total	3,468,000

		Total Financials	13,114,250

Shares			Value
Common Stocks - Continued
		Healthcare - 10.4%
		Biotechnology - 1.2%
12,000	(2)	Amgen, Inc.	$656,400
14,000	(2)	Gilead Sciences, Inc.	916,440

		Total	1,572,840

		Healthcare Equipment & Supplies - 0.8%
2,300	(2)	Hospira, Inc.	58,972
20,000		Medtronic, Inc.	958,000

		Total	1,016,972

		Healthcare Providers & Services - 1.2%
14,000	(1)	Cardinal Health, Inc.	947,940
8,000	(2)	Express Scripts, Inc., Class A	626,080

		Total	1,574,020

		Pharmaceuticals - 7.2%
23,000		Abbott Laboratories	947,830
30,000	(2)	Forest Laboratories, Inc., Class A	1,901,700
30,000		Johnson & Johnson	1,671,300
18,000	(1)	Lilly (Eli) & Co.	1,326,060
20,000	(1)	Mylan Laboratories, Inc.	446,200
60,000		Pfizer, Inc.	2,120,400
20,000		Wyeth	720,000

		Total	9,133,490

		Total Healthcare	13,297,322

		Industrials - 2.9%
		Airlines - 0.4%
50,000	(2)	Frontier Airlines, Inc.	465,000

		Industrial Conglomerates - 2.0%
8,000		3M Co.	676,480
60,000		General Electric Co.	1,867,200

		Total	2,543,680

		Machinery - 0.5%
5,000		Caterpillar, Inc.	376,750
5,000		Ingersoll-Rand Co., Class A	326,500

		Total	703,250

		Total Industrials	3,711,930

Shares or Principal Amount			Value
Common Stocks - Continued
		Information Technology - 3.8%
		Computers & Peripherals - 1.1%
60,000		Hewlett-Packard Co.	$1,274,400
20,000	(1,2)	Western Digital Corp.	182,800

		Total	1,457,200

		Semiconductor Equipment & Products - 1.3%
15,000	(2)	Applied Materials, Inc.	299,400
50,000		Intel Corp.	1,427,500

		Total	1,726,900

		Software - 1.4%
40,000	(1)	Microsoft Corp.	1,054,000
60,000	(2)	Oracle Corp.	679,200

		Total	1,733,200

		Total Information Technology	4,917,300

		Materials - 2.8%
		Metals & Mining - 2.8%
30,000		Alcoa, Inc.	939,000
40,000		Barrick Gold Corp.	826,800
44,000		Newmont Mining Corp.	1,747,240

		Total Materials	3,513,040

		Utilities - 1.2%
		Electric Utilities - 0.7%
20,000	(1)	Southern Co. (The)	578,400
20,000	(1)	Xcel Energy, Inc.	339,800

		Total	918,200

		Multi-Utilities & Unregulated Power - 0.5%
30,000	(1)	Duke Energy Corp.	598,200

		Total Utilities	1,516,400

		Total Common Stocks (identified cost $53,621,723)	67,453,672

Corporate Bonds - 8.5%
		Financials - 2.6%
		Capital Markets - 2.6%
$1,750,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	1,795,500
Principal Amount			Value
Corporate Bonds - Continued
		Financials - Continued
		Capital Markets - Continued
$1,500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 4.54%, 3/8/2005	$1,531,965

		Total Financials	3,327,465

		Healthcare - 0.8%
		Pharmaceuticals - 0.8%
1,000,000		Pfizer, Inc., Note, 2.50%, 3/15/2007	979,310

		Industrials - 0.8%
		Road & Rail - 0.8%
1,000,000		Burlington Northern Santa Fe, Equip. Trust (Series 99-A), 5.85%, 5/1/2005	1,033,760

		Information Technology - 1.2%
		Computers & Peripherals - 1.2%
1,500,000	(1)	International Business Machines Corp., 4.875%, 10/1/2006	1,556,115

		Telecommunication Services - 3.1%
		Diversified Telecommunication Services - 3.1%
2,000,000	(1)	SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,105,100
2,000,000		Verizon Virginia, Inc., 4.625%, 3/15/2013	1,867,080

		Total Telecommunication Services	3,972,180

		Total Corporate Bonds (identified cost $10,824,937)	10,868,830

Government Agencies - 17.5%
		Federal Home Loan Bank - 8.0%(3)
2,000,000	(1)	3.875%, 6/14/2013	1,819,340
2,000,000		4.625%, 8/13/2004	2,013,900
2,000,000		4.875%, 11/15/2006	2,082,460
2,000,000		5.375%, 2/15/2006	2,091,860
2,000,000		6.50%, 11/15/2006	2,158,680

		Total	10,166,240

Principal Amount			Value
Government Agencies - Continued
		Federal Home Loan Mortgage Corporation - 5.9%(3)
$1,000,000		2.85%, 2/23/2007	$986,530
1,000,000		3.65%, 1/23/2008	993,100
1,000,000	(1)	3.625%, 9/15/2008	984,680
1,500,000		4.50%, 10/27/2008	1,513,950
1,000,000		4.56%, 7/18/2007	1,028,120
1,000,000		4.625%, 7/18/2007	1,024,150
1,000,000		6.375%, 8/1/2011	1,050,120

		Total	7,580,650

		Federal National Mortgage Association - 3.6%(3)
1,000,000		3.75%, 5/17/2007	1,002,040
2,000,000	(1)	5.25%, 4/15/2007	2,103,600
1,500,000		5.625%, 2/28/2012	1,524,795

		Total	4,630,435

		Total Government Agencies (identified cost $22,309,667)	22,377,325

Mortgage Backed Securities - 7.0%
		Government National Mortgage Association - 7.0%
1,517,943		5.00%, 2/15/2018	1,527,430
1,556,934		5.00%, 2/15/2018	1,566,665
1,630,299		5.00%, 3/15/2018	1,640,488
1,750,843		5.00%, 5/15/2018	1,761,786
862,126		5.00%, 5/15/2018	867,514
951,730		5.00%, 11/15/2018	956,489
672,028		6.50%, 9/15/2032	698,278

		Total Mortgage Backed Securities (identified cost $9,237,823)	9,018,650

U.S. Treasury - 7.1%
		U.S. Treasury Notes - 7.1%
1,500,000	(1)	3.25%, 1/15/2009	1,469,760
1,500,000	(1)	4.25%, 8/15/2013	1,459,455
1,500,000	(1)	4.25%, 11/15/2013	1,455,465
1,000,000	(1)	4.75%, 5/15/2014	1,007,970
1,500,000	(1)	6.50%, 5/15/2005	1,566,450
2,000,000	(1)	6.50%, 10/15/2006	2,170,320

		Total U.S. Treasury (identified cost $9,100,759)	9,129,420

Shares			Value
Mutual Fund - 22.2%
28,446,280		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $28,446,280)	$28,446,280

Principal Amount			Value
Repurchase Agreement - 6.9%
$8,862,304		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $8,863,269 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2010, collateral market value of $9,045,139 (at amortized cost of $8,862,304)	$8,862,304

		Total Investments - 121.9% (identified cost $142,403,493)(4)	156,156,481

		Other Assets and Liabilities - Net - (21.9)%	(28,066,644)

		Total Net Assets - 100%	$128,089,837

(1) Certain shares/principal amounts are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(4) The cost of investments for federal tax purposes amounts to $142,403,493.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Value Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
Common Stocks - 96.9%
		Consumer Discretionary - 30.7%
		Hotels, Restaurants & Leisure - 11.4%
189,200	(1,2)	Caesars Entertainment, Inc.	$2,605,284
51,600		Royal Caribbean Cruises Ltd.	2,018,592
68,800	(1)	Yum! Brands, Inc.	2,580,000

		Total	7,203,876

		Household Durables - 3.0%
31,500		Black & Decker Corp.	1,887,795

		Media - 12.2%
55,900		Harte-Hanks, Inc.	1,291,849
33,000		Knight-Ridder, Inc.	2,507,340
30,800		McClatchy, Co., Class A	2,156,616
35,100	(2)	Tribune Co.	1,694,979

		Total	7,650,784

		Multiline Retail - 2.5%
30,100		Neiman-Marcus Group, Inc., Class A	1,553,160

		Specialty Retail - 1.6%
27,900		Abercrombie & Fitch Co., Class A	1,016,397

		Total Consumer Discretionary	19,312,012

		Consumer Staples - 6.8%
		Food & Staples Retailing - 3.9%
58,800		CVS Corp.	2,450,784

		Household Products - 2.9%
66,600	(1,2)	Rayovac Corp.	1,804,860

		Total Consumer Staples	4,255,644

		Financials - 21.9%
		Capital Markets - 10.0%
50,900		Eaton Vance Corp.	1,878,210
17,200		Franklin Resources, Inc.	864,816
150,500		Janus Capital Group, Inc.	2,463,685
22,900	(2)	T. Rowe Price Group, Inc.	1,102,864

		Total	6,309,575

Shares			Value
Common Stocks - Continued
		Consumer Finance - 2.1%
18,600		Capital One Financial Corp.	$1,303,116

		Insurance - 7.1%
36,500		MBIA Corp.	2,021,735
8,600	(1,2)	Markel Corp.	2,472,500

		Total	4,494,235

		Real Estate - 2.7%
36,500		Rouse Co. (The)	1,666,225

		Total Financials	13,773,151

		Healthcare - 13.3%
		Healthcare Equipment & Supplies - 6.0%
73,800	(1,2)	Apogent Technologies, Inc.	2,377,836
50,900	(1)	Sybron Dental Specialties, Inc.	1,386,516

		Total	3,764,352

		Healthcare Providers & Services - 5.8%
77,400	(2)	IMS Health, Inc.	1,925,712
51,600	(1,2)	Lincare Holdings, Inc.	1,734,276

		Total	3,659,988

		Pharmaceuticals - 1.5%
42,300	(2)	Mylan Laboratories, Inc.	943,713

		Total Healthcare	8,368,053

		Industrials - 16.1%
		Commercial Services & Supplies - 16.1%
77,400		Brink's Co. (The)	2,393,982
38,000	(1)	Dun & Bradstreet Corp.	2,102,540
85,300		Equifax, Inc.	2,090,703
76,700		Republic Services, Inc.	2,212,795
114,700	(2)	Steelcase, Inc., Class A	1,353,460

		Total Industrials	10,153,480

Shares			Value
Common Stocks - Continued
		Information Technology - 8.1%
		Information Technology Services - 8.1%
101,800	(1)	Accenture Ltd.	$2,505,298
92,400	(1)	SunGard Data Systems, Inc.	2,560,404

		Total Information Technology	5,065,702

		Total Common Stocks (identified cost $59,003,099)	60,928,042

Mutual Fund - 19.5%
12,269,144		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $12,269,144)	12,269,144

Principal Amount			Value
Repurchase Agreement - 6.1%
$3,830,010		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $3,830,427 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 8/31/2004, collateral market value of $3,907,513 (at amortized cost of $3,830,010)	$3,830,010

		Total Investments - 122.5% (identified cost $75,102,253)(3)	77,027,196

		Other Assets and Liabilities - Net - (22.5)%	(14,123,826)

		Total Net Assets - 100%	$62,903,370

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $75,102,253.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Value Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
Common Stocks - 96.1%
		Consumer Discretionary - 14.5%
		Auto Components - 3.0%
215,000		Delphi Auto Systems Corp.	$2,190,850
470,000	(1)	Goodyear Tire & Rubber Co. (The)	4,089,000

		Total	6,279,850

		Distributors - 0.6%
35,000		Genuine Parts Co.	1,317,400

		Hotels, Restaurants & Leisure - 0.5%
21,000		Marriott International, Inc., Class A	1,035,930

		Household Durables - 1.6%
90,000		Sony Corp., ADR	3,318,300

		Leisure Equipment & Products - 1.2%
100,000		Eastman Kodak Co.	2,618,000

		Media - 2.7%
35,000		Gannett Co., Inc.	3,073,000
160,000	(1)	Time Warner, Inc.	2,726,400

		Total	5,799,400

		Specialty Retail - 4.9%
80,000		Gap, Inc. (The)	1,932,000
232,000		Limited Brands	4,477,600
250,000	(1)	Toys `R' Us, Inc.	3,930,000

		Total	10,339,600

		Total Consumer Discretionary	30,708,480

		Consumer Staples - 10.3%
		Beverages - 2.3%
80,000		Coca-Cola Enterprises, Inc.	2,204,000
40,000		Coors Adolph Co., Class B	2,578,000

		Total	4,782,000

		Food & Staples Retailing - 3.1%
90,000		CVS Corp.	3,751,200
175,000	(1)	Kroger Co.	2,920,750

		Total	6,671,950

Shares			Value
Common Stocks - Continued
		Food Products - 4.9%
220,000		Archer-Daniels-Midland Co.	$3,658,600
160,000		ConAgra, Inc.	4,499,200
50,000		General Mills, Inc.	2,302,500

		Total	10,460,300

		Total Consumer Staples	21,914,250

		Energy - 14.9%
		Energy Equipment & Services - 0.7%
30,000	(1)	Smith International, Inc.	1,497,900

		Oil & Gas - 14.2%
116,000		Apache Corp.	4,681,760
17,000		Burlington Resources, Inc.	1,137,980
57,000		ChevronTexaco Corp.	5,152,800
100,000		ConocoPhillips	7,333,000
50,000		Devon Energy Corp.	2,968,000
47,000		EOG Resources, Inc.	2,511,210
146,000		Exxon Mobil Corp.	6,314,500

		Total	30,099,250

		Total Energy	31,597,150

		Financials - 24.6%
		Capital Markets - 6.4%
40,000		Goldman Sachs Group, Inc.	3,756,400
94,000		J.P. Morgan Chase & Co.	3,462,960
50,000		Merrill Lynch & Co., Inc.	2,840,000
66,000		Morgan Stanley	3,531,660

		Total	13,591,020

		Commercial Banks - 6.7%
70,000		Bank of America Corp.	5,819,100
75,000		U.S. Bancorp	2,107,500
71,000		Wachovia Corp.	3,351,910
50,000		Wells Fargo & Co.	2,940,000

		Total	14,218,510

		Diversified Financial Services - 3.7%
170,000		Citigroup, Inc.	7,893,100

		Insurance - 7.8%
130,000		AON Corp.	3,591,900
50,000		Allstate Corp. (The)	2,199,000
110,000		American International Group, Inc.	8,063,000
Shares			Value
Common Stocks - Continued
		Financials - Continued
		Insurance - Continued
53,000		Jefferson-Pilot Corp.	$2,720,490

		Total	16,574,390

		Total Financials	52,277,020

		Healthcare - 9.5%
		Healthcare Equipment & Supplies - 1.8%
120,000		Baxter International, Inc.	3,772,800
		Healthcare Providers & Services - 5.1%
70,000		CIGNA Corp.	4,746,000
50,000		Cardinal Health, Inc.	3,385,500
220,000	(1)	Tenet Healthcare Corp.	2,622,400

		Total	10,753,900

		Pharmaceuticals - 2.6%
60,000		Johnson & Johnson	3,342,600
134,000		Schering-Plough Corp.	2,264,600

		Total	5,607,200

		Total Healthcare	20,133,900

		Industrials - 7.4%
		Aerospace & Defense - 2.6%
22,000		General Dynamics Corp.	2,103,860
100,000		Honeywell International, Inc.	3,370,000

		Total	5,473,860

		Air Freight & Logistics - 0.5%
14,000		FedEx Corp.	1,030,120

		Commercial Services & Supplies - 1.3%
100,000		Waste Management, Inc.	2,876,000

		Industrial Conglomerates - 1.1%
75,000		Tyco International Ltd.	2,309,250
		Machinery - 1.9%
15,000		Caterpillar, Inc.	1,130,250
21,000		Illinois Tool Works, Inc.	1,887,480
16,000		Ingersoll-Rand Co. Ltd., Class A	1,044,800

		Total	4,062,530

		Total Industrials	15,751,760

Shares			Value
Common Stocks - Continued
		Information Technology - 8.4%
		Communications Equipment - 1.7%
185,000		Motorola, Inc.	$3,657,450

		Computers & Peripherals - 3.7%
226,000		Hewlett-Packard Co.	4,800,240
62,000	(1)	NCR Corp.	2,990,880

		Total	7,791,120

		Office Electronics - 1.1%
170,000	(1)	Xerox Corp.	2,301,800

		Semiconductor Equipment & Products - 0.8%
72,000	(1)	National Semiconductor Corp.	1,560,240

		Software - 1.1%
100,000	(1)	Check Point Software Technologies Ltd.	2,378,000

		Total Information Technology	17,688,610

		Materials - 3.5%
		Chemicals - 1.3%
95,000		Ecolab, Inc.	2,898,450

		Construction Materials - 1.2%
56,000		Vulcan Materials Co.	2,506,560

		Metals & Mining - 1.0%
35,000		Alcoa, Inc.	1,095,500
25,000		Newmont Mining Corp.	992,750

		Total	2,088,250

		Total Materials	7,493,260

		Telecommunication Services - 2.5%
		Diversified Telecommunication Services - 2.5%
85,000		BellSouth Corp.	2,121,600
62,000		Sprint Corp.-FON Group	1,101,120
60,000		Verizon Communications, Inc.	2,074,800

		Total Telecommunication Services	5,297,520

Shares			Value
Common Stocks - Continued
		Utilities - 0.5%
		Electric Utilities - 0.5%
39,000		Southern Co. (The)	$1,127,880

		Total Common Stocks (identified cost $190,491,378)	203,989,830

Principal Amount			Value
Repurchase Agreement - 3.8%
$8,046,532		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $8,047,408 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2010, collateral market value of $8,212,704 (at amortized cost of $8,046,532)	$8,046,532

		Total Investments - 99.9% (identified cost $198,537,910)(2)	212,036,362

		Other Assets and Liabilities - Net - 0.1%	197,435

		Total Net Assets - 100%	$212,233,797

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $198,537,910.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Growth Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
Common Stocks - 97.0%
		Consumer Discretionary - 12.9%
		Hotels, Restaurants & Leisure - 0.3%
30,000	(1)	International Game Technology	$1,179,000

		Internet & Catalog Retail - 0.7%
36,000	(1,2)	eBay, Inc.	3,196,800

		Media - 1.9%
200,000		Clear Channel Communications, Inc.	7,940,000

		Multiline Retail - 2.3%
200,000		Family Dollar Stores, Inc.	6,272,000
80,000	(1)	Target Corp.	3,576,000

		Total	9,848,000

		Specialty Retail - 7.7%
250,000		Abercrombie & Fitch Co., Class A	9,107,500
140,000	(1,2)	Chico's FAS, Inc.	6,006,000
400,000	(1)	Gap, Inc. (The)	9,660,000
100,000		Home Depot, Inc.	3,592,000
80,000	(1)	Lowe's Cos., Inc.	4,285,600

		Total	32,651,100

		Total Consumer Discretionary	54,814,900

		Consumer Staples - 18.7%
		Beverages - 6.5%
90,000		Anheuser-Busch Cos., Inc.	4,794,300
200,000		Coca-Cola Co. (The)	10,270,000
240,000		PepsiCo, Inc.	12,808,800

		Total	27,873,100

		Food & Staples Retailing - 2.4%
240,000		CVS Corp.	10,003,200

		Household Products - 5.5%
70,000		Colgate-Palmolive Co.	4,004,000
50,000		Kimberly-Clark Corp.	3,295,000
150,000		Procter & Gamble Co.	16,173,000

		Total	23,472,000

Shares			Value
Common Stocks - Continued
		Consumer Staples - Continued
		Personal Products - 2.0%
200,000	(1)	Gillette Co.	$8,618,000

		Tobacco - 2.3%
200,000		Altria Group, Inc.	9,594,000

		Total Consumer Staples	79,560,300

		Energy - 4.2%
		Energy Equipment & Services - 2.8%
160,000	(1)	GlobalSantaFe Corp.	4,020,800
50,000		Schlumberger Ltd.	2,858,500
100,000	(1,2)	Smith International, Inc.	4,993,000

		Total	11,872,300

		Oil & Gas - 1.4%
80,000		ConocoPhillips	5,866,400

		Total Energy	17,738,700

		Financials - 10.9%
		Capital Markets - 3.5%
100,000		Franklin Resources, Inc.	5,028,000
200,000	(1)	Janus Capital Group, Inc.	3,274,000
120,000		Morgan Stanley	6,421,200

		Total	14,723,200

		Consumer Finance - 2.1%
180,000	(1)	American Express Co.	9,126,000

		Diversified Financial Services - 2.6%
300,000	(1)	NASDAQ 100 Shares	10,962,000

		Insurance - 2.7%
160,000		American International Group, Inc.	11,728,000

		Total Financials	46,539,200

		Healthcare - 25.4%
		Biotechnology - 4.2%
100,000	(2)	Amgen, Inc.	5,470,000
30,000	(1,2)	Biogen Idec, Inc.	1,864,500
90,000	(1,2)	Gilead Sciences, Inc.	5,891,400
320,000	(2)	Millennium Pharmaceuticals, Inc.	4,771,200

		Total	17,997,100

Shares			Value
Common Stocks - Continued
		Healthcare - Continued
		Healthcare Equipment & Supplies - 1.4%
120,000		Medtronic, Inc.	$5,748,000
		Healthcare Providers & Services - 3.2%
90,000	(1)	Cardinal Health, Inc.	6,093,900
30,000	(1,2)	Express Scripts, Inc., Class A	2,347,800
80,000		UnitedHealth Group, Inc.	5,220,000

		Total	13,661,700

		Pharmaceuticals - 16.6%
160,000		Abbott Laboratories	6,593,600
220,000	(2)	Forest Laboratories, Inc., Class A	13,945,800
240,000		Johnson & Johnson	13,370,400
150,000		Lilly (Eli) & Co.	11,050,500
30,000	(1)	Mylan Laboratories, Inc.	669,300
600,000		Pfizer, Inc.	21,204,000
100,000		Wyeth	3,600,000

		Total	70,433,600

		Total Healthcare	107,840,400

		Industrials - 4.7%
		Industrial Conglomerates - 4.7%
640,000		General Electric Co.	19,916,800

		Information Technology - 19.0%
		Communications Equipment - 0.6%
40,000		Qualcomm, Inc.	2,682,800

		Computers & Peripherals - 4.7%
400,000		EMC Corp. Mass	4,496,000
400,000		Hewlett-Packard Co.	8,496,000
50,000		International Business Machines Corp.	4,429,500
300,000	(1,2)	Western Digital Corp.	2,742,000

		Total	20,163,500

Shares			Value
Common Stocks - Continued
		Information Technology - Continued
		Information Technology Services - 3.0%
140,000	(1,2)	Affiliated Computer Services, Inc., Class A	6,974,800
130,000	(1)	First Data Corp.	5,627,700

		Total	12,602,500

		Semiconductor Equipment & Products - 7.3%
500,000	(2)	Applied Materials, Inc.	$9,980,000
600,000	(1)	Intel Corp.	17,130,000
150,000		Texas Instruments, Inc.	3,916,500

		Total	31,026,500

		Software - 3.4%
300,000		Microsoft Corp.	7,905,000
500,000	(2)	Oracle Corp.	5,660,000
19,000	(1,2)	Symantec Corp.	870,200

		Total	14,435,200

		Total Information Technology	80,910,500

		Materials - 0.9%
		Metals & Mining - 0.9%
100,000		Newmont Mining Corp.	3,971,000

		Telecommunication Services - 0.3%
		Wireless Telecommunication Services - 0.3%
60,000	(1,2)	NEXTEL Communications, Inc., Class A	1,387,800

		Total Common Stocks (identified cost $340,551,957)	412,679,600

Shares			Value
Mutual Fund - 16.5%
70,198,602		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $70,198,602)	$70,198,602

Principal Amount			Value
Repurchase Agreement - 5.7%
$24,471,234		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $24,473,899 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 3/31/2005, collateral market value of $24,966,133 (at amortized cost of $24,471,234)	$24,471,234

		Total Investment - 119.2% (identified cost $435,221,793)(3)	$507,349,436

		Other Assets and Liabilites - Net - (19.2)%	(81,828,076)

		Total Net Assets - 100%	$425,521,360

(1) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(2) Non-income producing security.

(3) The cost of investments for federal tax purposes amounts to $435,221,793.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statement)

Mid Cap Growth Fund

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
Common Stocks - 80.6%
		Consumer Discretionary - 18.4%
		Hotels, Restaurants & Leisure - 3.1%
80,000		Applebee's International, Inc.	$3,032,000
16,000		Mandalay Resort Group	877,600
100,000		Outback Steakhouse, Inc.	4,245,000

		Total	8,154,600

		Media - 0.9%
2,500		Washington Post Co., Class B	2,376,875

		Multiline Retail - 1.6%
70,000	(1,2)	99 Cents Only Stores	1,358,700
100,000	(1)	Dollar Tree Stores, Inc.	2,790,000

		Total	4,148,700

		Specialty Retail - 10.9%
200,000		Abercrombie & Fitch Co., Class A	7,286,000
300,000	(1,2)	American Eagle Outfitters, Inc.	8,688,000
140,000	(1,2)	Chico's, FAS, Inc.	6,006,000
60,000	(1)	Pacific Sunwear of California	1,305,000
160,000		Pier 1 Imports, Inc.	3,016,000
40,000	(1)	Tractor Supply Co.	1,541,200
30,000	(1,2)	Williams-Sonoma, Inc.	958,500

		Total	28,800,700

		Textiles, Apparel & Luxury Goods - 1.9%
30,000	(1)	Coach, Inc.	1,308,300
60,000	(1,2)	Timberland Co., Class A	3,720,000
		Total	5,028,300

		Total Consumer Discretionary	48,509,175

		Consumer Staples - 0.8%
		Food & Staples Retailing - 0.8%
24,000	(2)	Whole Foods Market, Inc.	2,064,000

Shares			Value
Common Stocks - Continued
		Energy - 8.1%
		Energy Equipment & Services - 5.0%
100,000		GlobalSantaFe Corp.	$2,513,000
60,000		Patterson-UTI Energy, Inc.	1,839,600
120,000	(1)	Smith International, Inc.	5,991,600
70,000	(1)	Weatherford International Ltd.	2,905,700

		Total	13,249,900

		Oil & Gas - 3.1%
40,000	(1)	Houston Exploration Co. (The)	1,890,400
40,000		Murphy Oil Corp.	2,610,400
140,000		XTO Energy, Inc.	3,535,000

		Total	8,035,800

		Total Energy	21,285,700

		Financials - 13.9%
		Capital Markets - 5.6%
200,000	(1,2)	E*Trade Group, Inc.	2,282,000
500,000		Janus Capital Group, Inc.	8,185,000
50,000		Legg Mason, Inc.	4,385,500

		Total	14,852,500

		Commercial Banks - 3.8%
40,000	(2)	Commerce Bancorp, Inc.	2,460,000
40,000		M & T Bank Corp.	3,622,800
50,000		TCF Financial Corp.	2,789,000
30,000		Wilmington Trust Corp.	1,104,000

		Total	9,975,800

		Diversified Financial Services - 2.8%
200,000	(2)	NASDAQ 100 Shares	7,308,000

		Insurance - 0.6%
50,000		Gallagher (Arthur J.) & Co.	1,592,500

		Thrifts & Mortgage Finance - 1.1%
130,000	(2)	New York Community Bancorp, Inc.	3,044,600
		Total Financials	36,773,400

Shares			Value
Common Stocks - Continued
		Healthcare - 21.9%
		Biotechnology - 6.5%
40,000	(1,2)	Cephalon, Inc.	$2,154,800
140,000	(1)	Gilead Sciences, Inc.	9,164,400
400,000	(1)	Millennium Pharmaceuticals, Inc.	5,964,000

		Total	17,283,200

		Healthcare Equipment & Supplies - 0.3%
10,000		Varian Medical Systems, Inc.	829,000

		Healthcare Providers & Services - 5.9%
60,000	(1,2)	Apria Healthcare Group, Inc.	1,684,800
50,000	(1)	Coventry Healthcare, Inc.	2,304,000
70,000	(1,2)	Express Scripts, Inc., Class A	5,478,200
60,000	(1,2)	Lincare Holdings, Inc.	2,016,600
30,000		Oxford Health Plans, Inc.	1,703,100
30,000	(1,2)	Patterson Dental Co.	2,277,600

		Total	15,464,300

		Pharmaceuticals - 9.2%
45,000	(1,2)	Barr Laboratories, Inc.	1,962,900
140,000	(1)	Forest Laboratories, Inc., Class A	8,874,600
80,000	(2)	Ivax Corp.	1,948,000
200,000	(2)	Mylan Laboratories, Inc.	4,462,000
160,000	(1,2)	Sepracor, Inc.	7,118,400

		Total	24,365,900

		Total Healthcare	57,942,400

		Industrials - 3.1%
		Air Freight & Logistics - 0.5%
30,000		Expeditors International Washington, Inc.	1,363,200

		Airlines - 2.2%
450,000	(1)	Frontier Airlines, Inc.	4,185,000
100,000		SkyWest, Inc.	1,673,000

		Total	5,858,000

		Commercial Services & Supplies - 0.4%
70,000	(1,2)	Sothebys Holdings, Inc., Class A	1,043,700

		Total Industrials	8,264,900

Shares			Value
Common Stocks - Continued
		Information Technology - 12.7%
		Communications Equipment - 0.3%
30,000		Adtran, Inc.	$856,500

		Computers & Peripherals - 1.1%
40,000	(1,2)	Sandisk Corp.	986,000
200,000	(1,2)	Western Digital Corp.	1,828,000

		Total	2,814,000

		Information Technology Services - 3.3%
50,000	(2)	Acxiom Corp.	1,205,000
110,000	(1,2)	Affiliated Computer Services, Inc., Class A	5,480,200
44,000	(1,2)	DST Systems, Inc.	2,113,760

		Total	8,798,960

		Semiconductor Equipment & Products - 5.3%
160,000	(1)	Applied Materials, Inc.	3,193,600
60,000	(1)	Broadcom Corp.	2,532,600
40,000	(1,2)	Cabot Microelectronics Corp.	1,246,000
70,000	(1)	Fairchild Semiconductor International, Inc., Class A	1,380,400
80,000		Microchip Technology, Inc.	2,536,800
400,000	(1,2)	RF Micro Devices, Inc.	3,200,000

		Total	14,089,400

		Software - 2.7%
60,000	(1,2)	Network Associates, Inc.	999,000
80,000	(1,2)	Symantec Corp.	3,664,000
80,000	(1)	Synopsys, Inc.	2,368,000

		Total	7,031,000

		Total Information Technology	33,589,860

		Materials - 1.7%
		Metals & Mining - 1.7%
50,000	(2)	Cameco Corp.	2,615,000
50,000		Newmont Mining Corp.	1,985,500

		Total Materials	4,600,500

		Total Common Stocks (identified cost $165,264,647)	213,029,935

Shares			Value
Mutual Fund - 18.5%
48,775,878		BNY Institutional Cash Reserves Fund (held as collateral for securities lending) (identified cost $48,775,878)	$48,775,878

Principal Amount			Value
Repurchase Agreement - 19.4%
$51,260,233		Repurchase agreement with G.X. Clarke & Co., 0.980%, dated 5/28/2004, to be repurchased at $51,265,815 on 6/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 1/15/2011, collateral market value of $52,351,002 (at amortized cost of $51,260,233)	$51,260,233

		Total Investments - 118.5% (identified cost $265,300,758)(3)	313,066,046

		Others Assets and Liabilities - net - (18.5)%	(48,922,437)

		Total Net Assets - 100%	$264,143,609

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers.

(3) The cost of investments for federal tax purposes amounts to $265,300,758.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Assets and Liabilities

May 31, 2004 (unaudited)

	Treasury Money Market Fund	Government Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Intermediate Tax Exempt Bond Fund
Assets:
Investments in securities, at value	$ 968,943,536(1,2)	$ 30,890,337	$ 203,551,627(1)	$ 347,986,356(1)	$ 70,688,149(2)
Investments in repurchase agreements	--	25,669,780	11,239,789	7,633,540	--

Total investments in securities	968,943,536	56,560,117	214,791,416	355,619,896	70,688,149

Income receivable	991,462	14,438	1,321,814	3,230,670	851,533
Receivable for investments sold	60,000,000	--	987,975	--	--
Receivable for shares sold	880,103	--	371,179	253,784	--
Prepaid expenses	70,072	--	24,834	31,004	--

Total assets	1,030,885,173	56,574,555	217,497,218	359,135,354	71,539,682

Liabilities:
Payable for shares redeemed	5,344,912	1,048,091	12,986	266,678	110,000
Income distribution payable	191,864	19,463	257,030	699,589	196,230
Payable on collateral due to broker	218,471,447	--	39,660,147	50,202,149	--
Payable for investment adviser fee (Note 5)	139,692	7,415	74,657	131,503	--
Payable for administrative personnel and services fee (Note 5)	17,519	1,261	3,745	6,577	1,511
Payable for custodian fees (Note 5)	7,516	1,217	3,198	4,950	1,416
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	21,574	2,377	12,179	14,992	2,703
Payable for Directors'/Trustees' fees	1,783	--	--	--	--
Payable for shareholder services fee (Note 5)	175,433	10,053	37,273	65,543	15,052
Payable for distribution services fee (Note 5)	10,459	--	3,100	7,926	--
Payable to bank	--	--	987,973	--	--
Accrued expenses	--	647	--	--	11,822

Total liabilities	224,382,199	1,090,524	41,052,288	51,399,907	338,734

Net Assets Consist of:
Paid-in capital	$ 806,494,811	$ 55,482,074	$ 178,907,297	$ 302,093,311	69,566,052
Net unrealized appreciation (depreciation) of investments	--	--	(287,895)	4,020,855	1,491,847
Accumulated net realized gain (loss) on investments	--	(31)	(1,895,245)	1,574,857	143,078
Undistributed (distributions in excess of) net investment income	8,163	1,988	(279,227)	46,424	(29)

Total Net Assets	$ 806,502,974	$ 55,484,031	$ 176,444,930	$ 307,735,447	$ 71,200,948

Net Asset Value Per Share: (3)
(net assets shares outstanding)
Class A Shares	$ 1.00	$ 1.00	$ 9.93	$ 10.59	$ 9.73
Class B Shares	$ 1.00	--	$ 9.93	$ 10.59	--
Class C Shares	--	--	$ 9.93	$ 10.59	$ 9.73
Class I Shares	--	--	--	--	$ 9.73

Offering Price Per Share: (3)
Class A Shares	$ 1.00	$ 1.00	$ 10.40 (4)	$ 11.09 (4)	$ 9.93 (5)
Class B Shares	$ 1.00	--	$ 9.93	$ 10.59	--
Class C Shares	--	--	$ 9.93	$ 10.59	$ 9.73
Class I Shares	--	--	--	--	$ 9.73

Redemption Proceeds Per Share: (3)
Class A Shares	$ 1.00	$ 1.00	$ 9.93	$ 10.59	$ 9.73
Class B Shares	$ 1.00	--	$ 9.43(6)	$ 10.06(6)	--
Class C Shares	--	--	$ 9.83(7)	$ 10.48(7)	$ 9.63(7)
Class I Shares	--	--	--	--	$ 9.73

Net Assets:
Class A Shares	$ 769,605,524	$ 55,484,031	$ 164,755,337	$ 282,719,614	$ 71,171,886
Class B Shares	$ 36,897,450	--	$ 9,688,320	$ 21,083,035	--
Class C Shares	--	--	$ 2,001,273	$ 3,932,798	$ 49
Class I Shares	--	--	--	--	$ 29,013

Shares Outstanding:
Class A Shares	769,606,724	55,482,074	16,590,594	26,688,277	7,317,017
Class B Shares	36,895,182	--	975,639	1,990,150	--
Class C Shares	--	--	201,522	371,238	5
Class I Shares	--	--	--	--	2,982

Investments, at identified cost	$ 968,943,536	$ 56,560,117	$ 215,079,311	$ 351,599,041	$ 69,196,302

(1) Including $217,733,142, $38,626,727 and $48,581,167 of securities loaned, respectively.

(2) Including $9,605,456 and $1,320,895 investments in affiliated issuer, respectively.

(3) See "What Do Shares Cost?" in the Prospectus.

(4) Computation of Offering Price Per Share: 100/95.5 of net asset value.

(5) Computation of Offering Price Per Share: 100/98 of net asset value.

(6) Computation of Redemption Proceeds: 95/100 of net asset value.

(7) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Assets and Liabilities

May 31, 2004 (unaudited)

	Balanced Fund	Mid Cap Value Fund	Value Fund	Growth Fund	Mid Cap Growth Fund
Assets:
Investments in securities, at value	$ 147,294,177(1)	$ 73,197,186(1)	$ 203,989,830	$ 482,878,202(1)	$ 261,805,813(1)
Investments in repurchase agreements	8,862,304	3,830,010	8,046,532	$ 24,471,234	51,260,233

Total investments in securities	156,156,481	77,027,196	212,036,362	507,349,436	313,066,046

Income receivable	531,515	31,792	387,968	419,700	71,432
Receivable for investments sold	--	302,080	1,113,074	4,871,752	--
Receivable for shares sold	10,067	7,180	9,199	152,525	111,791
Prepaid expenses	12,031	1,852	22,044	33,607	23,441

Total assets	156,710,094	77,370,100	213,568,647	512,827,020	313,272,710

Liabilities:
Payable for investments purchased	--	2,140,851	--	16,504,385	--
Payable for shares redeemed	31,414	--	--	133,179	62,696
Income distribution payable	--	--	--	--	--

Payable on collateral due to broker	28,446,280	12,269,144	--	70,198,602	48,775,878

Payable for investment adviser fee (Note 5)	81,256	35,730	133,851	263,661	165,247
Payable for administrative personnel and services fee (Note 5)	2,717	1,195	4,476	8,817	5,526
Payable for custodian fees (Note 5)	2,378	1,165	3,728	5,781	4,364
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	18,495	6,722	15,962	75,403	39,352
Payable for Directors'/Trustees' fees	--	--	--	135	--
Payable for shareholder services fee (Note 5)	27,275	11,911	44,679	88,441	54,902
Payable for distribution services fee (Note 5)	10,442	12	6,761	27,256	21,136
Payable to bank	--	--	1,125,393	--	--

Total liabilities	28,620,257	14,466,730	1,334,850	87,305,660	49,129,101

Net Assets Consist of:
Paid-in capital	$ 118,339,531	40,585,270	$ 230,667,831	$ 420,815,430	$ 211,186,141
Net unrealized appreciation of investments	13,752,988	1,924,943	13,498,452	72,127,643	47,765,288
Accumulated net realized gain (loss) on investments	(4,249,680)	20,560,958	(31,929,908)	(66,842,521)	6,282,939
Undistributed (distributions in excess of) net investment income	246,998	(167,801)	(2,578)	--	--
Accumulated net investment loss	--	--	--	(579,192)	(1,090,759)

Total Net Assets	$ 128,089,837	$ 62,903,370	$ 212,233,797	$ 425,521,360	$ 264,143,609

Net Asset Value Per Share: (2)
(net assets shares outstanding)
Class A Shares	$ 13.75	$ 11.26	$ 13.50	$ 15.54	$ 16.00
Class B Shares	$ 13.75	$ 11.23	$ 13.50	$ 15.32	$ 15.87
Class C Shares	$ 13.75	$ 11.20	$ 13.49	$ 15.28	$ 15.73

Offering Price Per Share: (2)
Class A Shares	$ 14.55(3)	$ 11.92(3)	$ 14.29(3)	$ 16.44(3)	$ 16.93(3)
Class B Shares	$ 13.75	$ 11.23	$ 13.50	$ 15.32	$ 15.87
Class C Shares	$ 13.75	$ 11.20	$ 13.49	$ 15.28	$ 15.73

Redemption Proceeds Per Share: (2)
Class A Shares	$ 13.75	$ 11.26	$ 13.50	$ 15.54	$ 16.00
Class B Shares	$ 13.06(4)	$ 10.67(4)	$ 12.83(4)	$ 14.55(4)	$ 15.08(4)
Class C Shares	$ 13.61(5)	$ 11.09(5)	$ 13.36(5)	$ 15.13(5)	$ 15.57(5)

Net Assets:
Class A Shares	$ 97,528,966	$ 62,861,174	$ 190,669,059	$ 329,885,623	$ 189,297,242
Class B Shares	$ 29,080,414	$ 38,154	$ 19,659,197	$ 91,721,997	$ 69,182,873
Class C Shares	$ 1,480,457	$ 4,042	$ 1,905,541	$ 3,913,740	$ 5,663,494

Shares Outstanding:
Class A Shares	7,091,443	5,583,211	14,120,416	21,226,847	11,830,156
Class B Shares	2,115,280	3,398	1,455,702	5,988,945	4,358,842
Class C Shares	107,699	361	141,259	256,192	360,117

Investments, at identified cost	$ 142,403,493	$ 75,102,253	$ 198,537,910	$ 435,221,793	$ 265,300,758

(1) Including $27,518,837, $11,970,033, $67,957,407 and $47,803,226 of securities loaned, respectively.

(2) See "What Do Shares Cost?" in the Prospectus.

(3) Computation of Offering Price Per Share: 100/94.5 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Operations

For the six months ended May 31, 2004 (unaudited)

	Treasury Money Market Fund	Government Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Intermediate Tax Exempt Bond Fund(1)
Investment Income:
Interest	$ 3,830,785(2)	$ 342,759(4)	$ 3,124,118(5)	$ 7,598,571(6)	$ 838,636
Dividends	89,207 (3)	--	--	--	11,328(3)

Total income	3,919,992	342,759	3,124,118	7,598,571	849,964

Expenses:
Investment adviser fee (Note 5)	2,049,235	165,315	629,293	1,234,868	111,179
Administrative personnel and services fee (Note 5)	368,110	29,696	80,744	147,882	19,965
Custodian fees (Note 5)	44,242	7,863	19,230	30,215	5,212
Transfer and dividend disbursing agent fees and expenses (Note 5)	92,625	8,129	36,138	52,864	7,271
Directors'/Trustees' fees	4,551	1,135	2,267	3,265	623
Auditing fees	8,607	7,577	8,351	8,211	6,871
Legal fees	7,609	4,580	5,741	5,985	1,957
Portfolio accounting fees	117,034	10,606	29,656	54,324	8,650
Distribution services fee--Class B Shares (Note 5)	121,338	--	14,855	38,031	--
Distribution services fee--Class C Shares (Note 5)	--	--	976	3,881	--
Shareholder services fee--Class A Shares (Note 5)	948,781	82,658	209,567	378,637	55,575
Shareholder services fee--Class B Shares (Note 5)	75,837	--	14,855	31,692	--
Shareholder services fee--Class C Shares (Note 5)	--	--	325	1,294	--
Share registration costs	16,850	7,015	17,469	19,544	24,304
Printing and postage	10,383	6,572	2,827	8,776	6,293
Insurance premiums	29,434	2,824	7,078	12,449	1,845
Miscellaneous	3,051	1,986	1,219	1,553	711

Total expenses	3,897,687	335,956	1,080,591	2,033,471	250,456

Waivers (Note 5):
Waiver of investment adviser fee	(1,159,052)	(115,720)	(179,798)	(411,623)	(111,179)
Waiver of distribution services fee--Class B Shares	(48,325)	--	--	--	--
Waiver of shareholder services fee--Class A Shares	--	(35,266)	--	--	--

Total waivers	(1,207,377)	(150,986)	(179,798)	(411,623)	(111,179)

Net expenses	2,690,310	184,970	900,793	1,621,848	139,277

Net investment income	1,229,682	157,789	2,223,325	5,976,723	710,687

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	--	--	(1,127,135)	1,575,308	143,078
Net change in unrealized appreciation (depreciation) of investments	--	--	(1,717,354)	(8,003,708)	(2,144,973)

Net realized and unrealized gain (loss) on investments	--	--	(2,844,489)	(6,428,400)	(2,001,895)

Change in net assets resulting from operations	$ 1,229,682	$ 157,789	$ (621,164)	$ (451,677)	$ (1,291,208)

(1) Reflects operations for the period from February 9, 2004 (date of initial public investment) to May 31, 2004.

(2) Including income on securities loaned of $93,805.

(3) Including income received from affiliated issuers of $38,228 and $11,328, respectively.

(4) Including income on securities loaned of $163.

(5) Including income on securities loaned of $46,864.

(6) Including income on securities loaned of $60,462.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Operations

For the six months ended May 31, 2004 (unaudited)

	Balanced Fund	Mid Cap Value Fund	Value Fund	Growth Fund	Mid Cap Growth Fund
Investment Income:
Dividends	$ 1,182,471(1)	$ 231,571	$ 1,873,869(4)	$ 2,007,176	$ 349,508
Interest	633,280(2)	15,183(3)	72,838(5)	205,350(6)	318,815(7)

Total income	1,815,751	246,754	1,946,707	2,212,526	668,323

Expenses:
Investment adviser fee (Note 5)	527,300	229,557	906,481	1,715,038	984,856
Administrative personnel and services fee (Note 5)	59,199	25,774	101,771	192,544	117,937
Custodian fees (Note 5)	14,433	6,989	23,247	34,469	25,947
Transfer and dividend disbursing agent fees and expenses (Note 5)	56,509	20,064	55,742	130,116	79,274
Directors'/Trustees' fees	1,596	2,578	2,768	4,312	2,889
Auditing fees	8,481	8,149	8,142	8,623	8,232
Legal fees	4,634	10,209	6,111	6,880	6,152
Portfolio accounting fees	21,532	10,187	33,423	60,644	35,515
Distribution services fee--Class B Shares (Note 5)	46,603	31	34,856	146,498	106,811
Distribution services fee--Class C Shares (Note 5)	4,329	15	1,863	5,129	9,151
Shareholder services fee--Class A Shares (Note 5)	124,502	71,705	253,608	412,157	236,226
Shareholder services fee--Class B Shares (Note 5)	38,836	26	29,047	122,082	89,009
Shareholder services fee--Class C Shares (Note 5)	1,443	6	621	1,710	3,051
Share registration costs	19,701	25,086	19,652	20,223	20,667
Printing and postage	8,276	12,801	9,450	21,057	22,182
Insurance premiums	5,177	3,127	8,177	14,329	8,233
Miscellaneous	2,410	2,232	2,508	3,097	2,950

Total expenses	944,961	428,536	1,497,467	2,898,908	1,759,082

Waiver of investment adviser fee (Note 5)	(32,956)	(14,347)	(56,655)	(107,190)	--

Net expenses	912,005	414,189	1,440,812	2,791,718	1,759,082

Net investment income (loss)	903,746	(167,435)	505,895	(579,192)	(1,090,759)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	3,604,859	20,702,675	10,230,687	35,068,496	19,960,615
Net change in unrealized appreciation (depreciation) of investments	(1,594,331)	(15,707,420)	(2,711,006)	(20,581,479)	(11,051,083)

Net realized and unrealized gain on investments	2,010,528	4,995,255	7,519,681	14,487,017	8,909,532

Change in net assets resulting from operations	$ 2,914,274	$ 4,827,820	$ 8,025,576	$ 13,907,825	$ 7,818,773

(1) Net of foreign taxes withheld of $660.

(2) Including income on securities loaned of $18,594.

(3) Including income on securities loaned of $7,072.

(4) Net of foreign taxes withheld of $633.

(5) Including income on securities loaned of $2,389.

(6) Including income on securities loaned of $45,602.

(7) Including income on securities loaned of $26,748.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Treasury Money Market Fund		Government Money Market Fund
	Six Months Ended (unaudited) May 31,	Year Ended November 30,	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2004	2003	2004	2003
Increase (Decrease) in Net Assets:
Operations --
Net investment income	$ 1,229,682	$ 3,855,207	$ 157,789	$ 628,912

Change in net assets resulting from operations	1,229,682	3,855,207	157,789	628,912

Distributions to Shareholders --
Distributions from net investment income:
Class A Shares	(1,213,966)	(3,606,205)	(156,070)	(628,674)
Class B Shares	(23,333)	(233,222)	--	--

Change in net assets resulting from distributions to shareholders	(1,237,299)	(3,839,427)	(156,070)	(628,674)

Share Transactions --
Proceeds from sales of shares	679,877,298	1,020,212,344	59,861,985	110,070,017
Net asset value of shares issued to shareholders in payment of dividends declared	183,605	635,758	407	1,687
Cost of shares redeemed	(703,309,951)	(1,089,037,298)	(71,958,155)	(115,850,993)

Change in net assets resulting from share transactions	(23,249,048)	(68,189,196)	(12,095,763)	(5,779,289)

Change in net assets	(23,256,665)	(68,173,416)	(12,094,044)	(5,779,051)
Net Assets:
Beginning of period	829,759,639	897,933,055	67,578,075	73,357,126

End of period	$ 806,502,974	$ 829,759,639	$ 55,484,031	$ 67,578,075

Undistributed net investment income included in net assets at end of period	$ 8,163	$ 15,780	$ 1,988	$ 269

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Limited Maturity Government Fund		Fixed Income Fund
	Six Months Ended (unaudited) May 31, 2004	Year Ended November 30, 2003	Six Months Ended (unaudited) May 31, 2004	Year Ended November 30, 2003

Increase (Decrease) in Net Assets:
Operations --
Net investment income	$ 2,223,325	$ 4,755,305	$ 5,976,723	$ 11,788,196
Net realized gain (loss) on investments	(1,127,135)	(243,988)	1,575,308	6,434,036
Net change in unrealized appreciation/depreciation of investments	(1,717,354)	(2,662,653)	(8,003,708)	(10,502,066)

Change in net assets resulting from operations	(621,164)	1,848,664	(451,677)	7,720,166

Distributions to Shareholders --
Distributions from net investment income:
Class A Shares	(2,441,527)	(4,843,990)	(5,485,497)	(10,772,229)
Class B Shares	(158,406)	(394,224)	(420,919)	(1,004,749)
Class C Shares	(2,815)	(1,410)	(15,119)	(19,971)
Distributions from net realized gain on investment transactions:
Class A Shares	--	(192,082)	(5,915,258)	(483,951)
Class B Shares	--	(20,380)	(501,572)	(57,730)
Class C Shares	--	(13)	(17,258)	(620)

Change in net assets resulting from distributions to shareholders	(2,602,748)	(5,452,099)	(12,355,623)	(12,339,250)

Share Transactions --
Proceeds from sales of shares	24,812,788	77,309,699	24,847,957	42,477,965
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust
Government Fund	--	--	--	51,684,333
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust
Government/Corporate Fund	--	--	--	40,453,198
Net asset value of shares issued to shareholders in payment of dividends declared	874,167	1,993,332	3,959,068	3,906,641
Cost of shares redeemed	(27,566,306)	(53,412,759)	(52,727,868)	(76,227,654)

Change in net assets resulting from share transactions	(1,879,351)	25,890,272	(23,920,843)	62,294,483

Change in net assets	(5,103,263)	22,286,837	(36,728,143)	57,675,399
Net Assets:
Beginning of period	181,548,193	159,261,356	344,463,590	286,788,191

End of period	$ 176,444,930	$ 181,548,193	$ 307,735,447	$ 344,463,590

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (279,227)	$ 100,196	$ 46,424	$ (8,764)

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Intermediate Tax Exempt Bond Fund	Balanced Fund
	Period Ended (unaudited) May 31,	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2004(1)	2004	2003
Increase (Decrease) in Net Assets:
Operations --
Net investment income	$ 710,687	$ 903,746	$ 1,883,347
Net realized gain (loss) on investments	143,078	3,604,859	(1,610,268)
Net change in unrealized appreciation/depreciation of investments	(2,144,973)	(1,594,331)	7,975,349

Change in net assets resulting from operations	(1,291,208)	2,914,274	8,248,428

Distributions to Shareholders --
Distributions from net investment income:
Class A Shares	(710,523)	(684,041)	(1,536,018)
Class B Shares	--	(194,482)	(512,171)
Class C Shares	--	(4,519)	(6,733)
Class I Shares	(193)	--	--

Change in net assets resulting from distributions to shareholders	(710,716)	(883,042)	(2,054,922)

Share Transactions --
Proceeds from sales of shares	3,736,176	7,619,006	11,942,686
Proceeds from shares issued in connection with the tax-free transfer of assets from Limited Maturity Tax Exempt Fund	20,134,603	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Municipal Fund	25,762,496	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Tax Exempt Fund	27,967,592	--	--
Net asset value of shares issued to shareholders in payment of dividends declared	246	844,680	1,973,708
Cost of shares redeemed	(4,398,241)	(12,144,902)	(20,335,777)

Change in net assets resulting from share transactions	73,202,872	(3,681,216)	(6,419,383)

Change in net assets	71,200,948	(1,649,984)	(225,877)
Net Assets:
Beginning of period	--	129,739,821	129,965,698

End of period	$ 71,200,948	$ 128,089,837	$ 129,739,821

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (29)	$ 246,998	$ 226,294

(1) Reflects operations for the period from February 9, 2004 (date of initial public investment) to May 31, 2004. (See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Mid Cap Value Fund		Value Fund
	Six Months Ended (unaudited) May 31,	Period Ended November 30,	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2004	2003(1)	2004	2003
Increase (Decrease) in Net Assets:
Operations --
Net investment income (loss)	$ (167,435)	$ 22,423	$ 505,895	$ 1,415,819
Net realized gain on investments	20,702,675	4,581,547	10,230,687	10,773,301
Net change in unrealized appreciation/depreciation of investments	(15,707,420)	3,880,211	(2,711,006)	5,693,273

Change in net assets resulting from operations	4,827,820	8,484,181	8,025,576	17,882,393

Distributions to Shareholders --
Distributions from net investment income:
Class A Shares	(22,789)	--	(575,453)	(1,197,847)
Class B Shares	--	--	(48,902)	(102,057)
Class C Shares	--	--	--	(33)
Distributions from net realized gain on investment transactions:
Class A Shares	(4,722,548)	--	--	--
Class B Shares	(430)	--	--	--
Class C Shares	(286)	--	--	--

Change in net assets resulting from distributions to shareholders	(4,746,053)	--	(624,355)	(1,299,937)

Share Transactions --
Proceeds from sales of shares	13,129,907	8,213,952	16,011,157	30,192,987
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Common Stock Fund	--	56,846,913	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Capital Investment Fund	--	11,442,547	--	--
Net asset value of shares issued to shareholders in payment of dividends declared	118,409	--	350,634	711,550
Cost of shares redeemed	(18,470,316)	(16,943,990)	(45,176,748)	(36,904,887)

Change in net assets resulting from share transactions	(5,222,000)	59,559,422	(28,814,957)	(6,000,350)

Change in net assets	(5,140,233)	68,043,603	(21,413,736)	10,582,106
Net Assets:
Beginning of period	68,043,603	--	233,647,533	223,065,427

End of period	$ 62,903,370	$ 68,043,603	$ 212,233,797	$ 233,647,533

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (167,801)	$ 22,423	$ (2,578)	$ 115,882

(1) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Growth Fund		Mid Cap Growth Fund
	Six Months Ended (unaudited) May 31, 2004	Year Ended November 30, 2003	Six Months Ended (unaudited) May 31, 2004	Year Ended November 30, 2003

Increase (Decrease) in Net Assets:
Operations --
Net investment income (loss)	$ (579,192)	$ (1,118,681)	$ (1,090,759)	$ (1,692,319)
Net realized gain (loss) on investments	35,068,496	(2,401,665)	19,960,615	1,481,801
Net change in unrealized appreciation/depreciation of investments	(20,581,479)	58,385,490	(11,051,083)	51,161,858

Change in net assets resulting from operations	13,907,825	54,865,144	7,818,773	50,951,340

Share Transactions --
Proceeds from sales of shares	46,563,498	56,733,075	46,448,788	59,855,997
Cost of shares redeemed	(52,344,069)	(59,049,341)	(36,574,339)	(32,711,241)

Change in net assets resulting from share transactions	(5,780,571)	(2,316,266)	9,874,449	27,144,756

Change in net assets	8,127,254	52,548,878	17,693,222	78,096,096
Net Assets:
Beginning of period	417,394,106	364,845,228	246,450,387	168,354,291

End of period	$ 425,521,360	$ 417,394,106	$ 264,143,609	$ 246,450,387

Undistributed net investment income (accumulated investment loss) included in net assets at end of period	$ (579,192)	$ --	$ (1,090,759)	$ --

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions
Treasury Money Market Fund -- Class A Shares
1999	$1.00	0.04		--	0.04		(0.04)		--
2000	$1.00	0.05		--	0.05		(0.05)		--
2001	$1.00	0.04		--	0.04		(0.04)		--
2002	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
2004(4)	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
Treasury Money Market Fund -- Class B Shares
1999	$1.00	0.04		--	0.04		(0.04)		--
2000	$1.00	0.05		--	0.05		(0.05)		--
2001	$1.00	0.04		--	0.04		(0.04)		--
2002	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
2004(4)	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
Government Money Market Fund -- Class A Shares
2002(6)	$1.00	0.01		--	0.01		(0.01)		--
2003	$1.00	0.01		--	0.01		(0.01)		--
2004(4)	$1.00	0.00	(3)	--	0.00	(3)	(0.00)	(3)	--
Limited Maturity Government Fund -- Class A Shares
1999	$10.07	0.46		(0.20)	0.26		(0.46)		(0.01)
2000	$9.86	0.53		0.10	0.63		(0.52)		--
2001	$9.97	0.50		0.35	0.85		(0.50)		--
2002	$10.32	0.39	(7)	0.01 (7)	0.40		(0.40)		(0.01)
2003	$10.31	0.27	(8)	(0.16)	0.11		(0.30)		(0.01)
2004(4)	$10.11	0.13		(0.16)	(0.03)		(0.15)		--
Limited Maturity Government Fund -- Class B Shares
1999	$10.07	0.45		(0.21)	0.24		(0.44)		(0.01)
2000	$9.86	0.48		0.13	0.61		(0.50)		--
2001	$9.97	0.50		0.33	0.83		(0.48)		--
2002	$10.32	0.33	(7)	0.05 (7)	0.38		(0.38)		(0.01)
2003	$10.31	0.25	(8)	(0.16)	0.09		(0.28)		(0.01)
2004(4)	$10.11	0.11		(0.16)	(0.05)		(0.13)		--
Limited Maturity Government Fund -- Class C Shares
2002(9)	$10.26	0.30	(7)	0.08 (7)	0.38		(0.32)		(0.01)
2003	$10.31	0.19	(8)	(0.15)	0.04		(0.23)		(0.01)
2004(4)	$10.11	0.10		(0.17)	(0.07)		(0.11)		--
Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(3) Represents less than 0.01.

(4) For the six months period ended May 31, 2004 (unaudited).

(5) Computed on an annualized basis.

(6) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(7) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public

Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-

term debt securities. The effect of this change for the year ended November 30, 2002, was as follows:

Increase (Decrease)

	Net Investment Income per Share

		Net Realized Unrealized Gain per Share

			Ratio of Net Investment Income to Average Net Assets
Class A	$(0.02)	$0.02	(0.18)%
Class B	$(0.02)	$0.02	(0.18)%
Class C	$(0.02)	$0.02	(0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(8) Based on average shares outstanding.

(9) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

				Ratios to average net assets
Total distributions		Net Asset Value, end of period	Total return(1)	Expenses		Net investment income		Expense waivers/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.04)		$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)		$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)		$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--
(0.01)		$1.00	1.11%	0.66%		1.10%		0.25%		$779,770	--
(0.00)	(3)	$1.00	0.47%	0.66%		0.47%		0.25%		$764,892	--
(0.00)	(3)	$1.00	0.16%	0.64%	(5)	0.32%	(5)	0.28%	(5)	$769,606	--

(0.04)		$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)		$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)		$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--
(0.01)		$1.00	0.85%	0.91%		0.85%		0.40%		$118,163	--
(0.00)	(3)	$1.00	0.22%	0.90%		0.25%		0.41%		$64,868	--
(0.00)	(3)	$1.00	0.04%	0.88%	(5)	0.07%	(5)	0.44%	(5)	$36,897	--

(0.01)		$1.00	1.36%	0.38%	(5)	1.37%	(5)	0.65%	(5)	$73,357	--
(0.01)		$1.00	0.79%	0.38%		0.79%		0.60%		$67,578	--
(0.00)	(3)	$1.00	0.23%	0.56%	(5)	0.48%	(5)	0.46%	(5)	$55,484	--

(0.47)		$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)		$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)		$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%
(0.41)		$10.31	3.95%	0.99%		3.65%	(7)	0.20%		$144,274	53%
(0.31)		$10.11	1.14%	1.00%		2.67%		0.20%		$168,969	63%
(0.15)		$9.93	(0.34)%	0.98%	(5)	2.49%	(5)	0.20%	(5)	$164,755	65%

(0.45)		$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)		$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)		$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%
(0.39)		$10.31	3.70%	1.24%		3.39%	(7)	0.25%		$14,977	53%
(0.29)		$10.11	0.89%	1.25%		2.44%		0.20%		$12,415	63%
(0.13)		$9.93	(0.46)%	1.23%	(5)	2.24%	(5)	0.20%	(5)	$9,688	65%

(0.33)		$10.31	3.56%	1.74%	(5)	3.22%	(5,7)	0.20%	(5)	$10	53%
(0.24)		$10.11	0.38%	1.75%		1.88%		0.20%		$164	63%
(0.11)		$9.93	(0.71)%	1.73%	(5)	1.85%	(5)	0.20%	(5)	$2,001	65%

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions
Fixed Income Fund -- Class A Shares
1999	$10.61	0.53		(0.51)	0.02	(0.53)	--
2000	$10.10	0.59		0.17	0.76	(0.59)	--
2001	$10.27	0.55		0.55	1.10	(0.55)	--
2002	$10.82	0.46		0.28	0.74	(0.46)	--
2003	$11.10	0.41		(0.06)	0.35	(0.41)	(0.02)
2004(3)	$11.02	0.20		(0.22)	(0.02)	(0.20)	(0.21)
Fixed Income Fund -- Class B Shares
1999	$10.61	0.51		(0.51)	--	(0.51)	--
2000	$10.10	0.56		0.17	0.73	(0.56)	--
2001	$10.27	0.52		0.55	1.07	(0.52)	--
2002	$10.82	0.42		0.28	0.70	(0.42)	--
2003	$11.10	0.37		(0.05)	0.32	(0.38)	(0.02)
2004(3)	$11.02	0.18		(0.22)	(0.04)	(0.18)	(0.21)
Fixed Income Fund -- Class C Shares
2002(5)	$10.82	0.37		0.28	0.65	(0.37)	--
2003	$11.10	0.32		(0.05)	0.27	(0.33)	(0.02)
2004(3)	$11.02	0.16		(0.23)	(0.07)	(0.15)	(0.21)
Intermediate Tax Exempt Bond Fund -- Class A Shares
2004(6)	$10.00	0.10		(0.27)	(0.17)	(0.10)	--
Intermediate Tax Exempt Bond Fund -- Class C Shares
2004(6)	$10.00	0.08		(0.27)	(0.19)	(0.08)	--
Intermediate Tax Exempt Bond Fund -- Class I Shares
2004(6)	$10.00	0.06		(0.27)	(0.21)	(0.06)	--
Balanced Fund -- Class A Shares
1999	$15.32	0.38		1.12	1.50	(0.36)	(0.49)
2000	$15.97	0.41		(0.59)	(0.18)	(0.41)	(0.45)
2001	$14.93	0.36		(0.73)	(0.37)	(0.38)	(0.11)
2002	$14.07	0.24	(8)	(0.93)	(0.69)	(0.24)	(0.26)
2003	$12.88	0.20	(8)	0.68	0.88	(0.22)	--
2004(3)	$13.54	0.11		0.20	0.31	(0.10)	--
Balanced Fund -- Class B Shares
1999	$15.32	0.33		1.12	1.45	(0.32)	(0.49)
2000	$15.96	0.37		(0.59)	(0.22)	(0.37)	(0.45)
2001	$14.92	0.39		(0.80)	(0.41)	(0.34)	(0.11)
2002	$14.06	0.19	(8)	(0.92)	(0.73)	(0.17)	(0.26)
2003	$12.90	0.16	(8)	0.67	0.83	(0.19)	--
2004(3)	$13.54	0.10		0.20	0.30	(0.09)	--
Balanced Fund -- Class C Shares
2002(9)	$13.67	0.13	(8)	(0.82)	(0.69)	(0.08)	--
2003	$12.90	0.10	(8)	0.67	0.77	(0.13)	--
2004(3)	$13.54	0.06		0.21	0.27	(0.06)	--
Mid Cap Value Fund -- Class A Shares
2003(10)	$10.00	0.00	(8)(11)	1.27	1.27	--	--
2004(3)	$11.27	(0.03)		0.85	0.82	(0.00)(11)	(0.83)
Mid Cap Value Fund -- Class B Shares
2003(10)	$10.00	(0.02	)(8)	1.27	1.25	--	--
2004(3)	$11.25	(0.04)		0.85	0.81	--	(0.83)
Mid Cap Value Fund -- Class C Shares
2003(10)	$10.00	(0.06	)(8)	1.31	1.25	--	--
2004(3)	$11.25	(0.07)		0.85	0.78	--	(0.83)

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(3) For the six months period ended May 31, 2004 (unaudited).

(4) Computed on an annualized basis.

(5) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(6) Reflects operations for the period from February 9, 2004 (date of initial public investment) to May 31, 2004.

(7) Represents less than $1,000.

(8) Based on average shares outstanding.

(9) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expense waivers/ reimbursement(2)		Net Assets, end of period (000 omitted)		Portfolio turnover

(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281		18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169		45%
(0.55)	$10.82	10.91%	0.71%		5.16%		0.25%		$241,393		51%
(0.46)	$11.10	6.96%	0.97%		4.19%		0.25%		$255,280		50%
(0.43)	$11.02	3.16%	0.97%		3.65%		0.25%		$316,857		72%
(0.41)	$10.59	(0.28)%	0.96%	(4)	3.66	%(4)	0.25	%(4)	$282,720		37%

(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641		18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365		45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206		51%
(0.42)	$11.10	6.65%	1.27%		3.88%		0.25%		$31,180		50%
(0.40)	$11.02	2.86%	1.27%		3.36%		0.25%		$26,691		72%
(0.39)	$10.59	(0.43)%	1.26%	(4)	3.35	%(4)	0.25	%(4)	$21,083		37%

(0.37)	$11.10	6.15%	1.72%	(4)	3.33	%(4)	0.25	%(4)	$327		50%
(0.35)	$11.02	2.40%	1.72%		2.90%		0.25%		$916		72%
(0.36)	$10.59	(0.66)%	1.71%	(4)	3.04	%(4)	0.25	%(4)	$3,933		37%

(0.10)	$ 9.73	(1.74)%	0.63%	(4)	3.22	%(4)	0.50	%(4)	$71,172		5%

(0.08)	$ 9.73	(1.92)%	1.23%	(4)	2.62	%(4)	0.50	%(4)	$0	(7)	5%

(0.06)	$ 9.73	(2.05)%	0.38%	(4)	3.47	%(4)	0.50	%(4)	$29		5%

(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868		23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135		41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980		70%
(0.50)	$12.88	(4.99)%	1.30%		1.83%		0.05%		$92,530		82%
(0.22)	$13.54	6.92%	1.35%		1.58%		0.05%		$96,192		98%
(0.10)	$13.75	2.26%	1.31%	(4)	1.45	%(4)	0.05	%(4)	$97,529		19%

(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037		23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419		41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086		70%
(0.43)	$12.90	(5.32)%	1.60%		1.44%		0.05%		$36,824		82%
(0.19)	$13.54	6.55%	1.65%		1.28%		0.05%		$32,570		98%
(0.09)	$13.75	2.19%	1.61%	(4)	1.15	%(4)	0.05	%(4)	$29,080		19%

(0.08)	$12.90	(5.31)%	2.05%	(4)	1.24	%(4)	0.05	%(4)	$612		82%
(0.13)	$13.54	6.07%	2.10%		0.81%		0.05%		$978		98%
(0.06)	$13.75	1.96%	2.06%	(4)	0.69	%(4)	0.05	%(4)	$1,480		19%

--	$11.27	12.70%	1.38%	(4)	0.03	%(4)	0.05	%(4)	$68,034		126%
(0.83)	$11.26	7.70%	1.44%	(4)	(0.58	)%(4)	0.05	%(4)	$62,861		144%

--	$11.25	12.50%	1.68%	(4)	(0.27	)%(4)	0.05	%(4)	$6		126%
(0.83)	$11.23	7.58%	1.74%	(4)	(0.88	)%(4)	0.05	%(4)	$38		144%

--	$11.25	12.50%	2.13%	(4)	(0.72	)%(4)	0.05	%(4)	$4		126%
(0.83)	$11.20	7.30%	2.19%	(4)	(1.33	)%(4)	0.05	%(4)	$4		144%

(10) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(11) Represents less than $0.01.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital
Value Fund -- Class A Shares
1999	$17.28	0.18		0.73	0.91	(0.17)	(2.09)	--
2000	$15.93	0.16		(0.17)	(0.01)	(0.16)	(0.54)	--
2001	$15.22	0.21		(1.27)	(1.06)	(0.22)	--	--
2002	$13.94	0.12		(1.71)	(1.59)	(0.13)	--	(0.00)(3)(4)
2003	$12.22	0.08	(5)	0.90	0.98	(0.07)	--	--
2004(6)	$13.13	0.03	(5)	0.38	0.41	(0.04)	--	--
Value Fund -- Class B Shares
1999	$17.27	0.09		0.78	0.87	(0.13)	(2.09)	--
2000	$15.92	0.13		(0.17)	(0.04)	(0.13)	(0.54)	--
2001	$15.21	0.24		(1.33)	(1.09)	(0.18)	--	--
2002	$13.94	0.08		(1.72)	(1.64)	(0.06)	--	(0.00)(3)(4)
2003	$12.24	0.05	(5)	0.90	0.95	(0.05)	--	--
2004(6)	$13.14	0.01	(5)	0.38	0.39	(0.03)	--	--
Value Fund -- Class C Shares
2002(8)	$13.35	0.02		(1.14)	(1.12)	(0.02)	--	(0.00)(3)(4)
2003	$12.21	0.00	(3)(5)	0.92	0.92	(0.00)(3)	--	--
2004(6)	$13.13	(0.00	)(3)(5)	0.36	0.36	--	--	--
Growth Fund -- Class A Shares
1999	$20.08	0.03		5.18	5.21	(0.01)	(1.73)	--
2000	$23.55	(0.07)		(2.68)	(2.75)	--	(0.42)	--
2001	$20.38	(0.03)		(4.20)	(4.23)	--	(0.88)	--
2002	$15.27	(0.01	)(5)	(2.23)	(2.24)	(0.00)(3)	--	--
2003	$13.03	(0.03	)(5)	2.04	2.01	--	--	--
2004(6)	$15.04	(0.02	)(5)	0.52	0.50	--	--	--
Growth Fund -- Class B Shares
1999	$20.08	(0.03)		5.17	5.14	--	(1.73)	--
2000	$23.49	(0.12)		(2.66)	(2.78)	--	(0.42)	--
2001	$20.29	(0.13)		(4.12)	(4.25)	--	(0.88)	--
2002	$15.16	(0.05	)(5)	(2.21)	(2.26)	--	--	--
2003	$12.90	(0.07	)(5)	2.01	1.94	--	--	--
2004(6)	$14.84	(0.04	)(5)	0.52	0.48	--	--	--
Growth Fund -- Class C Shares
2002(9)	$15.46	(0.09	)(5)	(2.42)	(2.51)	--	--	--
2003	$12.95	(0.15	)(5)	2.04	1.89	--	--	--
2004(6)	$14.84	(0.07	)(5)	0.51	0.44	--	--	--
Mid Cap Growth Fund -- Class A Shares
2000(10)	$17.62	0.08		(0.69)	(0.61)	--	--	--
2001	$17.01	0.03		0.64	0.67	(0.10)	(3.92)	--
2002	$13.66	(0.05	)(5)	(1.60)	(1.65)	(0.02)	--	--
2003	$11.99	(0.11	)(5)	3.61	3.50	--	--	--
2004(6)	$15.49	(0.06	)(5)	0.57	0.51	--	--	--
Mid Cap Growth Fund -- Class B Shares
1999(11)	$10.00	--		3.20	3.20	--	(0.62)	--
2000	$12.58	0.13		4.64	4.77	--	(0.34)	--
2001	$17.01	0.02		0.63	0.65	(0.10)	(3.92)	--
2002	$13.64	(0.09	)(5)	(1.60)	(1.69)	--	--	--
2003	$11.95	(0.14	)(5)	3.58	3.44	--	--	--
2004(6)	$15.39	(0.08	)(5)	0.56	0.48	--	--	--
Mid Cap Growth Fund -- Class C Shares
2002(9)	$13.71	(0.12	)(5)	(1.67)	(1.79)	--	--	--
2003	$11.92	(0.21	)(5)	3.58	3.37	--	--	--
2004(6)	$15.29	(0.11	)(5)	0.55	0.44	--	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3) Represents less than $0.01.

(4) Represents a return of capital for federal income tax purposes.

(5) Based on average shares outstanding.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expense waivers/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%
(0.13)	$12.22	(11.47)%	1.23%		0.89%		0.05%		$196,423	163%
(0.07)	$13.13	8.12%	1.25%		0.68%		0.05%		$209,319	231%
(0.04)	$13.50	3.11%	1.24%	(7)	0.48	%(7)	0.05%	(7)	$190,669	88%

(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%
(0.06)	$12.24	(11.81)%	1.53%		0.57%		0.05%		$26,588	163%
(0.05)	$13.14	7.81%	1.55%		0.38%		0.05%		$23,960	231%
(0.03)	$13.50	2.95%	1.54%	(7)	0.18	%(7)	0.05%	(7)	$19,659	88%

(0.02)	$12.21	(8.80)%	1.98%	(7)	0.21	%(7)	0.05%	(7)	$55	163%
(0.00)(3)	$13.13	7.55%	2.00%		0.04%		0.05%		$368	231%
--	$13.49	2.74%	1.99%	(7)	(0.16	)%(7)	0.05%	(7)	$1,906	88%

(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)	$15.27	(21.59)%	1.02%		(0.09)%		0.05%		$306,923	47%
(0.00)(3)	$13.03	(14.65)%	1.28%		(0.06)%		0.05%		$271,852	112%
--	$15.04	15.43%	1.27%		(0.23)%		0.05%		$319,180	44%
--	$15.54	3.32%	1.23%	(7)	(0.20	)%(7)	0.05%	(7)	$329,886	32%

(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)	$15.16	(21.79)%	1.27%		(0.34)%		0.05%		$138,655	47%
--	$12.90	(14.91)%	1.58%		(0.36)%		0.05%		$92,854	112%
--	$14.84	15.04%	1.57%		(0.53)%		0.05%		$97,142	44%
--	$15.32	3.23%	1.53%	(7)	(0.50	)%(7)	0.05%	(7)	$91,722	32%

--	$12.95	(16.88)%	2.03%	(7)	(0.81	)%(7)	0.05%	(7)	$139	112%
--	$14.84	14.59%	2.02%		(1.06)%		0.05%		$1,072	44%
--	$15.28	2.96%	1.98%	(7)	(0.97	)%(7)	0.05%	(7)	$3,914	32%

--	$17.01	(3.46)%	0.98%	(7)	1.07	%(7)	--		$101,056	118%
(4.02)	$13.66	3.91%	1.07%		0.24%		--		$144,726	81%
(0.02)	$11.99	(12.07)%	1.30%		(0.42)%		--		$114,660	126%
--	$15.49	29.19%	1.33%		(0.82)%		--		$175,867	49%
--	$16.00	3.29%	1.25%	(7)	(0.74	)%(7)	--		$189,297	37%

(0.62)	$12.58	33.17%	1.19%	(7)	(0.11	)%(7)	--		$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)	$13.64	3.76%	1.24%		0.05%		--		$47,901	81%
--	$11.95	(12.39)%	1.60%		(0.72)%		--		$53,435	126%
--	$15.39	28.79%	1.63%		(1.11)%		--		$68,758	49%
--	$15.87	3.12%	1.55%	(7)	(1.04	)%(7)	--		$69,183	37%

--	$11.92	(14.06)%	2.05%	(7)	(1.18	)%(7)	--		$259	126%
--	$15.29	28.27%	2.08%		(1.62)%		--		$1,825	49%
--	$15.73	2.88%	2.00%	(7)	(1.46	)%(7)	--		$5,663	37%

(6) For the six month period ended May 31, 2004 (unaudited).

(7) Computed on an annualized basis.

(8) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(9) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(10) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(11) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Combined Notes to Financial Statements

May 31, 2004 (unaudited)

(1) Organization

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of ten portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 2004, which are presented herein:

Portfolio Name	Investment Objective

Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury obligations.

Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund")

Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury and government agency securities.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")

Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Bond Fund")

To provide current income that's exempt from federal regular income tax. The Fund pursues its objective by investing primarily in a highly diversified portfolio of tax exempt bonds with maturities between three and 10 years.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")

Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Mid Cap Value Fund, (formerly, Regions Morgan Keegan Select Strategic Equity Fund) ("Mid Cap Value Fund")

To provide long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of large and mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Standard & Poor's MidCap 400 Index at the time of purchase).

Regions Morgan Keegan Select Value Fund ("Value Fund")

Income and growth of capital. The Fund pursues its objective by investing primarily in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")

Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings.

Regions Morgan Keegan Select Mid Cap Growth Fund (formerly, Regions Morgan Keegan Select Aggressive Growth Fund) ("Mid Cap Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less.

The Funds with fluctuating net asset values with the exception of Intermediate Tax Exempt Bond Fund offer the following three classes of shares: Class A Shares, Class B Shares and Class C Shares. Intermediate Tax Exempt Bond Fund offers the following three classes of shares: Class A Shares, Class C Shares and Class I Shares. Class B Shares and Class C Shares are identical in all respects to Class A Shares, except the Class B Shares and Class C Shares impose a contingent deferred sales charge, do not impose a front end sales charge and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act. Treasury Money Market Fund offers Class A Shares and Class B Shares. Government Money Market Fund offers only Class A Shares. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On May 27, 2003, Fixed Income Fund received a tax-free transfer of assets from Personal Trust Government Fund and Personal Trust Government/Corporate Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received(1)

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Government Fund and Government/ Corporate Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination

8,089,336	$92,137,531	$7,100,521	$289,107,997	$92,137,531	$381,245,528

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

On January 31, 2004, Strategic Equity Fund changed its name to "Mid Cap Value Fund".

On December 9, 2002, Mid Cap Value Fund received a tax-free transfer of assets from Personal Trust Common Stock Fund and Personal Trust Capital Investment Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received(1)

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Common Stock Fund and Capital Investment Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination

6,828,946	$68,289,460	$13,752,152	$300	$68,289,460	$68,289,760

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

On February 9, 2004, Intermediate Tax Exempt Bond Fund was added from a receipt of a tax-free transfer of assets from Limited Maturity Tax Exempt Fund, Personal Trust Municipal Fund and Tax Exempt Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received(1)

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Limited Maturity Tax Exempt Fund, Personal Trust Municipal Fund and Tax Exempt Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination
7,386,469	$73,864,691	$3,636,820	$--	$73,864,691	$73,864,691
 (1) Unrealized appreciation is included in the Net Assets Received amount    shown above.

On January 31, 2004, Aggressive Growth Fund changed its name to "Mid Cap Growth Fund".

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities and exchange traded funds are valued at the last sale price or official closing price reported on a national securities exchange. Government Money Market Fund and Treasury Money Market Fund use the amortized cost method to value each respective Fund's portfolio of securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees ("Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. Income and gains are allocated to separate classes of shares based upon the relative net assets of each class. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's rules and rates.

Securities Lending--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of May 31, 2004, the Funds had securities on loan as follows:

Fund Name

	Market Value of Securities Loaned

		Market Value of Collateral

Treasury Money Market Fund	$217,733,142	$218,471,447

Limited Maturity Government Fund	$ 38,626,727	$39,660,147

Fixed Income Fund	$ 48,581,167	$50,202,149

Balanced Fund	$ 27,518,837	$28,446,280

Mid Cap Value Fund	$ 11,970,033	$12,269,144

Growth Fund	$ 67,957,407	$70,198,602

Mid Cap Growth Fund	$ 47,803,226	$48,775,878

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	575,317,272	$575,317,272	888,505,318	$888,505,097
Shares issued to shareholders in payment of distributions declared	167,169	167,169	482,534	482,534
Shares redeemed	(570,764,463)	(570,764,463)	(903,876,839)	(903,876,839)

Net change resulting from Class A Share transactions	4,719,978	$4,719,978	(14,888,987)	$(14,889,208)

	Treasury Money Market Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	104,560,026	$104,560,026	131,714,342	$131,707,247
Shares issued to shareholders in payment of distributions declared	16,436	16,436	153,224	153,224
Shares redeemed	(132,545,488)	(132,545,488)	(185,160,459)	(185,160,459)

Net change resulting from Class B Share transactions	(27,969,026)	$(27,969,026)	(53,292,893)	$(53,299,988)

Net change resulting from Fund Share transactions	(23,249,048)	$(23,249,048)	(68,181,880)	$(68,189,196)

	Government Money Market Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	59,861,985	$59,861,985	110,070,119	$110,070,017
Shares issued to shareholders in payment of distributions declared	407	407	1,687	1,687
Shares redeemed	(71,958,155)	(71,958,155)	(115,850,993)	(115,850,993)

Net change resulting from Class A Share transactions	(12,095,763)	$(12,095,763)	(5,779,187)	$(5,779,289)

	Limited Maturity Government Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,137,411	$21,565,793	7,062,314	$72,578,746
Shares issued to shareholders in payment of distributions declared	79,061	797,148	175,072	1,795,330
Shares redeemed	(2,334,012)	(23,569,596)	(4,518,308)	(46,350,690)

Net change resulting from Class A Share transactions	(117,540)	$(1,206,655)	2,719,078	$28,023,386

	Limited Maturity Government Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	131,866	$1,335,234	444,081	$4,562,739
Shares issued to shareholders in payment of distributions declared	7,453	75,153	19,206	197,059
Shares redeemed	(391,340)	(3,921,635)	(687,863)	(7,048,628)

Net change resulting from Class B Share transactions	(252,021)	$(2,511,248)	(224,576)	$(2,288,830)

	Limited Maturity Government Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	192,537	$1,911,761	16,460	$168,214
Shares issued to shareholders in payment of distributions declared	185	1,866	92	943
Shares redeemed	(7,441)	(75,075)	(1,325)	(13,441)

Net change resulting from Class C Share transactions	185,281	$1,838,552	15,227	$155,716

Net change resulting from Fund Share transactions	(184,280)	$(1,879,351)	2,509,729	$25,890,272

	Fixed Income Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,718,630	$18,615,693	2,931,499	$32,786,233
Shares issued in connection with the tax-free transfer of assets from Personal Trust Government Fund	--	--	4,537,694	51,684,333
Shares issued in connection with the tax-free transfer of assets from Personal Trust Government/Corporate Fund	--	--	3,551,642	40,453,198
Shares issued to shareholders in payment of distributions declared	302,798	3,286,252	281,644	3,152,093
Shares redeemed	(4,085,866)	(44,255,160)	(5,552,173)	(62,078,647)

Net change resulting from Class A Share transactions	(2,064,438)	$(22,353,215)	5,750,306	$65,997,210

	Fixed Income Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	255,728	$2,776,557	777,745	$8,715,617
Shares issued to shareholders in payment of distributions declared	59,966	650,553	65,814	736,554
Shares redeemed	(747,605)	(8,039,553)	(1,231,105)	(13,752,818)

Net change resulting from Class B Share transactions	(431,911)	$(4,612,443)	(387,546)	$(4,300,647)

	Fixed Income Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	326,178	$3,455,707	87,686	$976,115
Shares issued to shareholders in payment of distributions declared	2,054	22,263	1,609	17,994
Shares redeemed	(40,100)	(433,155)	(35,686)	(396,189)

Net change resulting from Class C Share transactions	288,132	$3,044,815	53,609	$597,920

Net change resulting from Fund Share transactions	(2,208,217)	$(23,920,843)	5,416,369	$62,294,483

	Intermediate Tax Exempt Bond Fund
	Period Ended May 31, 2004(1)
Class A Shares	Shares	Dollars
Shares sold	372,051	$3,706,131
Shares issued in connection with the tax-free transfer of assets from Limited Maturity Tax Exempt Fund	2,013,460	20,134,603
Shares issued in connection with the tax-free transfer of assets from Personal Trust Municipal Fund	2,576,250	25,762,496
Shares issued in connection with the tax-free transfer of assets from Tax Exempt Fund	2,796,759	27,967,592
Shares issued to shareholders in payment of distributions declared	25	246
Shares redeemed	(441,528)	(4,398,241)

Net change resulting from Class A Share transactions	7,317,017	$73,172,827

	Intermediate Tax Exempt Bond Fund
	Period Ended May 31, 2004(1)
Class C Shares	Shares	Dollars
Shares sold	5	$48
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	--

Net change resulting from Class C Share transactions	5	$48

	Intermediate Tax Exempt Bond Fund
	Period Ended May 31, 2004(1)
Class I Shares	Shares	Dollars
Shares sold	2,982	$29,997
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	--	--

Net change resulting from Class I Share transactions	2,982	$29,997

Net change resulting from Fund Share transactions	7,320,004	$73,202,872

	Balanced Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	397,677	$5,550,780	659,007	$8,456,661
Shares issued to shareholders in payment of distributions declared	47,945	659,262	116,299	1,474,241
Shares redeemed	(459,571)	(6,386,429)	(852,690)	(10,917,034)

Net change resulting from Class A Share transactions	(13,949)	$(176,387)	(77,384)	$(986,132)

	Balanced Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	110,065	$1,525,741	242,932	$3,132,821
Shares issued to shareholders in payment of distributions declared	13,152	180,905	38,838	492,734
Shares redeemed	(412,798)	(5,700,256)	(731,140)	(9,385,165)

Net change resulting from Class B Share transactions	(289,581)	$(3,993,610)	(449,370)	$(5,759,610)

	Balanced Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	39,356	$542,485	26,859	$353,204
Shares issued to shareholders in payment of distributions declared	327	4,513	531	6,733
Shares redeemed	(4,205)	(58,217)	(2,572)	(33,578)

Net change resulting from Class C Share transactions	35,478	$488,781	24,818	$326,359

Net change resulting from Fund Share transactions	(268,052)	$(3,681,216)	(501,936)	$(6,419,383)

	Mid Cap Value Fund
	Six Months Ended May 31, 2004		Period Ended November 30, 2003(2)
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,188,489	$13,098,133	834,338	$8,195,080
Shares issued in connection with the tax-free transfer of assets from Personal Trust Common Stock Fund	--	--	5,684,691	56,846,913
Shares issued in connection with the tax-free transfer of assets from Personal Trust Capital Investment Fund	--	--	1,144,255	11,442,547
Shares issued to shareholders in payment of distributions declared	11,020	117,694	--	--
Shares redeemed	(1,651,392)	(18,470,079)	(1,628,190)	(16,932,480)

Net change resulting from Class A Share transactions	(451,883)	$(5,254,252)	6,035,094	$59,552,060

	Mid Cap Value Fund
	Six Months Ended May 31, 2004		Period Ended November 30, 2003(2)
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,849	$31,774	1,544	$15,190
Shares issued to shareholders in payment of distributions declared	40	430	--	--
Shares redeemed	(10)	(119)	(1,025)	(11,420)

Net change resulting from Class B Share transactions	2,879	$32,085	519	$3,770

	Mid Cap Value Fund
	Six Months Ended May 31, 2004		Period Ended November 30, 2003(2)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	--	$--	355	$3,682
Shares issued to shareholders in payment of distributions declared	27	285	--	--
Shares redeemed	(11)	(118)	(10)	(90)

Net change resulting from Class C Share transactions	16	$167	345	$3,592

Net change resulting from Fund Share transactions	(448,988)	$(5,222,000)	6,035,958	$59,559,422

	Value Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	838,304	$11,494,456	2,185,292	$25,881,178
Shares issued to shareholders in payment of distributions declared	23,412	314,371	53,792	637,278
Shares redeemed	(2,682,790)	(37,110,566)	(2,377,834)	(28,654,484)

Net change resulting from Class A Share transactions	(1,821,074)	$(25,301,739)	(138,750)	$(2,136,028)

	Value Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	210,465	$2,892,691	330,212	$3,972,965
Shares issued to shareholders in payment of distributions declared	2,697	36,263	6,227	74,242
Shares redeemed	(580,647)	(7,937,684)	(685,562)	(8,184,264)

Net change resulting from Class B Share transactions	(367,485)	$(5,008,730)	(349,123)	$(4,137,057)

	Value Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	122,783	$1,624,010	29,139	$338,844
Shares issued to shareholders in payment of distributions declared	--	--	2	30
Shares redeemed	(9,581)	(128,498)	(5,609)	(66,139)

Net change resulting from Class C Share transactions	113,202	$1,495,512	23,532	$272,735

Net change resulting from Fund Share transactions	(2,075,357)	$(28,814,957)	(464,341)	$(6,000,350)

	Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,456,121	$38,120,951	3,328,849	$44,673,397
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(2,450,832)	$(38,183,286)	(2,965,268)	$(39,737,634)

Net change resulting from Class A Share transactions	5,289	$(62,335)	363,581	$4,935,763

	Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	362,795	$5,571,900	827,763	$11,149,055
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(917,966)	(14,033,699)	(1,480,327)	(19,231,432)

Net change resulting from Class B Share transactions	(555,171)	$(8,461,799)	(652,564)	$(8,082,377)

	Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	192,210	$2,870,647	67,452	$910,623
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(8,256)	$(127,084)	(5,960)	$(80,275)

Net change resulting from Class C Share transactions	183,954	$2,743,563	61,492	$830,348

Net change resulting from Fund Share transactions	(365,928)	$(5,780,571)	(227,491)	$(2,316,266)

	Mid Cap Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,215,456	$35,297,686	3,505,592	$46,537,635
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(1,735,551)	(27,491,331)	(1,719,998)	(21,408,136)

Net change resulting from Class A Share transactions	479,905	$7,806,355	1,785,594	$25,129,499

	Mid Cap Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	458,732	$7,251,895	897,812	$11,775,024
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(566,852)	(8,890,827)	(903,940)	(11,170,183)

Net change resulting from Class B Share transactions	(108,120)	$(1,638,932)	(6,128)	$604,841

	Mid Cap Growth Fund
	Six Months Ended May 31, 2004		Year Ended November 30, 2003
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	252,864	$3,899,207	108,046	$1,543,338
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(12,175)	(192,181)	(10,378)	(132,922)

Net change resulting from Class C Share transactions	240,689	$3,707,026	97,668	$1,410,416

Net change resulting from Fund Share transactions	612,474	$9,874,449	1,877,134	$27,144,756

(1) Reflects operations for the period from February 9, 2004 (date of initial public investment) to May 31, 2004.

(2) Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.

(4) Federal Tax Information

At May 31, 2004, the Funds' cost of investments for federal tax purposes and unrealized appreciation/depreciation of investments for federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Treasury Money Market Fund	$968,943,536	$--	$--	$--
Government Money Market Fund	56,560,117	--	--	--
Limited Maturity Government Fund	215,264,723	1,080,716	1,554,023	(473,307)
Fixed Income Fund	351,599,041	8,240,361	4,219,506	4,020,855
Intermediate Tax Exempt Bond Fund	69,196,302	1,956,055	464,208	1,491,847
Balanced Fund	142,403,493	15,307,158	1,554,170	13,752,988
Mid Cap Value Fund	75,102,253	2,926,570	1,001,627	1,924,943
Value Fund	198,537,910	17,241,402	3,742,950	13,498,452
Growth Fund	435,221,793	77,794,402	5,666,759	72,127,643
Mid Cap Growth Fund	265,300,758	50,770,727	3,005,439	47,765,288

At November 30, 2003, the following Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Total
Government Money Market Fund	$--	$--	$31	$--	$31
Limited Maturity Government Fund	--	--	--	433,974	433,974
Balanced Fund	--	--	6,194,465	1,570,163	7,764,628
Value Fund	3,180,207	4,281,210	33,337,714	--	40,799,131
Growth Fund	--	67,921,401	31,565,035	2,401,665	101,888,101
Mid Cap Growth Fund	--	1,663,999	11,789,202	--	13,453,201

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Morgan Asset Management Inc., an indirect, wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%
Government Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Intermediate Tax Exempt Bond Fund	0.50%
Balanced Fund	0.80%
Mid Cap Value Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Mid Cap Growth Fund	0.75%

Investment Subadviser to Mid Cap Value Fund--Channing Capital Management, Inc. serves as the subadviser to Mid Cap Value Fund pursuant to an investment subadvisory agreement with the Adviser and Mid Cap Value Fund.

Administrative and Sub-Administrative Fee--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period. Regions Bank serves as sub-administrator to the Trust. The fee paid to Regions Bank is based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period. The total sub-administrative fee paid to Regions Bank for the six months ended May 31, 2004 was $321,857. FAS and Regions Bank may voluntarily waive any portion of their respective fee. FAS and Regions Bank can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B and C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	Percentage of Average Daily Net Asets of each Fund's Class B Shares	Percentage of Average Daily Net Assets of each Fund's Class C Shares
Treasury Money Market Fund	0.40%	N/A
Limited Maturity Government Fund	0.25%	0.75%
Fixed Income Fund	0.30%	0.75%
Intermediate Tax Exempt Bond Fund	N/A	0.75%
Balanced Fund	0.30%	0.75%
Mid Cap Value Fund	0.30%	0.75%
Value Fund	0.30%	0.75%
Growth Fund	0.30%	0.75%
Mid Cap Growth Fund	0.30%	0.75%

The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges--For the six months ended May 31, 2004, FSC did not retain any sales charges from the sales of the Fund's Class A Shares and Class C Shares. FSC also did not retain any contingent deferred sales charges relating to redemptions of the Funds' Class B Shares and Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer Agent and Dividend Disbursing Agent Fees--Morgan Keegan & Co. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Morgan Keegan is based on the size, type and number of accounts and transactions made by shareholders. Morgan Keegan & Co. may voluntarily choose to waive any portion of its fee. Morgan Keegan & Co. can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Regions Bank may voluntarily choose to waive any portion of its fee. Regions Bank can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions--Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned by the Funds are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Treasury Money Market Fund	U.S. Treasury Cash Reserves	$38,228
Intermediate Tax Exempt Bond Fund	Tax Free Obligations Fund	$11,328

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$5,665,580	$6,000,000
Fixed Income Fund	18,036,760	11,522,320
Intermediate Tax Exempt Bond Fund	10,228,250	3,684,740
Balanced Fund	8,967,757	22,981,981
Mid Cap Value Fund	82,397,956	93,270,832
Value Fund	184,761,307	214,523,243
Growth Fund	140,203,930	129,078,246
Mid Cap Growth Fund	75,411,376	74,749,113

(7) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-366-7426 or by visiting the SEC's website at www.sec.gov.

Regions Morgan Keegan Select
Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select
Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select
Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Select
Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select
Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select
Fixed Income Fund Class C Shares	RMKFX	75913Q779
Regions Morgan Keegan Select
Government Money Market Fund Class A Shares	RMKXX	75913Q829
Regions Morgan Keegan Select
Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select
Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select
Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class A Shares	RTEAX	75913Q571
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class C Shares	RTESX	75913Q563
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class I Shares	RTEIX	75913Q555
Regions Morgan Keegan Select
Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select
Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select
Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select
Mid Cap Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select
Mid Cap Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select
Mid Cap Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select
Mid Cap Value Fund Class A Shares	RSEAX	75913Q613
Regions Morgan Keegan Select
Mid Cap Value Fund Class B Shares	RSEBX	75913Q597
Regions Morgan Keegan Select
Mid Cap Value Fund Class C Shares	RSECX	75913Q589
Regions Morgan Keegan Select
Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select
Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select
Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select
Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select
Value Fund Class C Shares	RMKVX	75913Q787

Federated Securities Corp., Distributor

G01186-03 (7/04)

TRU 166

[Logo of Regions Morgan Keegan Select Funds]

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Regions Morgan Keegan Select Funds

By          /S/   Joseph C. Weller, Principal Financial Officer
Date        July 19, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Carter E. Anthony, Principal Executive Officer
Date        July 19, 2004

By          /S/ Joseph C. Weller, Principal Financial Officer
Date        July 19, 2004